                           -------------------------
                             STATE STREET RESEARCH
                           -------------------------
                                HIGH INCOME FUND
                           -------------------------

                           SEMIANNUAL REPORT
                           September 30, 2002

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           INVESTMENT UPDATE
                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION
                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                           MUTUAL FUND
                                                          SERVICE AWARD
                                                              2001
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew at a modest pace. Mixed indicators generated concern about its ability to sustain its recovery.
o Despite a reported decline in confidence, consumers continued to spend and declining mortgage rates kept the housing market strong.
o The Federal Reserve Board held the federal funds rate steady at 1.75% during the period.

THE MARKET
o The stock market lost ground on all fronts. The S&P 500 Index returned -28.34% for the six-month period ending September 30, 2002.(1)
o The yield on the 10-year Treasury bond fell to 3.59% and all segments of the investment-grade bond market rose.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 2002, Class A shares of State Street Research High Income Fund returned -2.40% (does not reflect sales charge).(2) That was better than the CSFB Global High Yield II Index, which returned -5.05%.(1) The fund also outperformed the Lipper High Current Yield Funds Average, which returned -8.10% for the same period.(1)
o The fund benefited from underweighting securities rated CCC and lower, as the riskiest sectors of the bond market were the worst performers during the period.
o Underexposure to the cable and utility sectors and an overweight in forest products and metals also helped performance.
o An emphasis on the technology sector hurt performance, as technology stocks lost ground.

CURRENT STRATEGY
o We reduced our exposure to cable and telecommunications because we are concerned about the longer-term outlook for these sectors.

September 30, 2002

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The CSFB Global High Yield II Index mirrors the public high- yield debt market representing a total of 250 different sectors within this market. The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index. The Lipper High Current Yield Funds Average shows the performance of a category of mutual funds with similiar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(2) -2.76% for Class B(1) shares; -2.76% for Class B shares; -2.76% for Class C shares; -2.28% for Class S shares.

(3) KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's share price, yield and return will fluctuate and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

(does not reflect sales charge)(3)(5)
----------------------------------------------------------------------

                           10 YEARS          5 YEARS           1 YEAR
----------------------------------------------------------------------
Class A                      3.64%             -4.74%            5.36%
----------------------------------------------------------------------
Class B(1)                   2.89%             -5.44%            4.68%
----------------------------------------------------------------------
Class B                      2.92%             -5.40%            5.00%
----------------------------------------------------------------------
Class C                      2.91%             -5.44%            4.66%
----------------------------------------------------------------------
Class S                      3.85%             -4.50%            5.72%
----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

(at maximum applicable sales charge)(3)(4)(5)
----------------------------------------------------------------------

                           10 YEARS          5 YEARS           1 YEAR
------------------------------------------------------------------------
Class A                      3.16%             -5.61%            0.62%
------------------------------------------------------------------------
Class B(1)                   2.89%             -5.68%           -0.16%
------------------------------------------------------------------------
Class B                      2.92%             -5.63%            0.14%
------------------------------------------------------------------------
Class C                      2.91%             -5.44%            3.69%
------------------------------------------------------------------------
Class S                      3.85%             -4.50%            5.72%
------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets)

              B                                  50%
              BB                                 38%
              Common Stocks/Warrants              1%
              A                                   1%
              CCC, CC, C, D                       1%
              Cash                                3%
              BBB                                 6%

              Quality ratings based on those provided
              by Standard & Poor's Corp. and/or
              equivalent ratings by Moody's
              Investors Service, Inc.

5 LARGEST INDUSTRY BOND POSITIONS
(by percentage of net assets)

              SERVICES                           10.1%
              PAPER & PACKAGING                   9.5%
              CHEMICAL                            8.6%
              CASINO                              6.5%
              MEDIA                               5.9%

              Total: 40.6%

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
September 30, 2002 (Unaudited)

-------------------------------------------------------------------------------
                                      PRINCIPAL      MATURITY         VALUE
                                        AMOUNT         DATE          (NOTE 1)
-------------------------------------------------------------------------------
BONDS 96.1%
AEROSPACE/DEFENSE 1.0%
Argo-Tech Corp. Sr. Sub. Note,
  8.625% ...........................    $750,000    10/01/2007   $     585,000
B/E Aerospace Inc. Sr. Sub. Note,
  9.50%                                2,875,000    11/01/2008       2,170,625
                                                                 -------------
                                                                     2,755,625
                                                                 -------------
CABLE 4.8%
British Sky Broadcasting Group Note,
  6.875% ...........................   6,350,000     2/23/2009       6,282,182
Charter Communications Holdings Sr.
  Note, 0.00% to 3/31/2004, 9.92%
  from 4/1/2004 to maturity ........     775,000     4/01/2011         352,625
Charter Communications Holdings Sr.
  Note, 10.75% .....................   2,800,000    10/01/2009       1,764,000
EchoStar DBS Corp. Sr. Note, 9.375%    1,550,000     2/01/2009       1,495,750
Mediacom Broadband LLC, Sr. Note,
  11.00% ...........................   2,900,000     7/15/2013       2,653,500
Panamstat Corp., Note, 8.50%+ ......   1,325,000     2/01/2012       1,060,000
                                                                 -------------
                                                                    13,608,057
                                                                 -------------
CASINO 6.5%
Chumash Casino & Resort Enterprise
  Inc. Sr. Note, 9.00%+ ............   1,375,000     7/15/2010       1,419,688
Hollywood Casino Shreveport Mortgage
  Note, 13.00% .....................   1,240,000     8/01/2006       1,339,200
Mandalay Resort Group Co. Sr. Sub.
  Note Series B, 10.25% ............   2,870,000     8/01/2007       3,092,425
MGM Grand Inc. Sr. Sub. Note, 9.75%    3,375,000     6/01/2007       3,670,312
Park Place Entertainment Corp. Sr.
  Note, 7.875% .....................   3,000,000     3/15/2010       3,037,500
Prime Hospitality Corp. Sr. Sub.
  Note, 8.375% .....................     800,000     5/01/2012         760,000
Six Flags Inc. Sr. Note, 8.875% ....   3,200,000     2/01/2010       2,624,000
Venetian Casino Resort LLC, 11.00%+    2,525,000     6/15/2010       2,474,500
                                                                 -------------
                                                                    18,417,625
                                                                 -------------
CHEMICAL 8.6%
Huntsman ICI Chemicals LLC Sr. Sub.
  Note, 10.125% ....................   1,550,000     7/01/2009       1,309,750
Huntsman International LLC Sr. Note,
  9.875%+ ..........................   1,550,000     3/01/2009       1,550,000
ISP Chemco Inc. Sr. Sub. Note,
  10.25% ...........................   3,600,000     7/01/2011       3,582,000
Lyondell Chemical Co. Sr. Sec. Note
  Series A, 9.625% .................   4,250,000     5/01/2007       3,931,250
MacDermid Inc. Sr. Sub. Note,
  9.125% ...........................   3,500,000     7/15/2011       3,675,000
Methanex Corp. Sr. Note, 8.75% .....   1,600,000     8/15/2012       1,656,000
Millennium America Inc. Sr. Note,
  9.25%                                1,600,000     6/15/2008       1,625,056
Noveon Inc. Sr. Sub. Note, 11.00% ..   1,075,000     2/28/2011       1,161,000
OM Group Inc. Sr. Sub. Note, 9.25% .   4,250,000    12/15/2011       4,186,250
Resolution Performance Products Co.
  Senior Sub. Note, 13.50% .........   1,375,000    11/15/2010       1,540,000
                                                                 -------------
                                                                    24,216,306
                                                                 -------------
COMPUTER TECHNOLOGY 4.6%
Avaya Inc. Sr. Conv. Note, 0.00% ...     800,000    10/31/2021         174,960
Avaya Inc. Sr. Note, 11.125% .......     800,000     4/01/2009         504,000
Fairchild Semiconductor Corp. Sr.
  Sub. Note, 10.50% ................   2,150,000     2/01/2009       2,236,000
Flextronics International Ltd. Sr.
  Note, 9.875% .....................   3,225,000     7/01/2010       3,241,125
Iron Mountain Inc. Sr. Sub. Note,
  8.625%                               2,875,000     4/01/2013       2,910,938
COMPUTER TECHNOLOGY (CONT'D)
ON Semiconductor Corp. Sr. Note,
  12.00%+ ..........................  $1,600,000     5/15/2008        $992,000
Seagate Technology, Inc. Sr. Note,
  8.00%+                               3,250,000     5/15/2009       3,022,500
                                                                 -------------
                                                                    13,081,523
                                                                 -------------
CONSUMER PRODUCTS 3.7%
American Greetings Corp. Sr. Sub.
  Note, 11.75% .....................   1,700,000     7/15/2008       1,836,000
Russell Corp. Sr. Note, 9.25%+ .....   2,500,000     5/01/2010       2,575,000
Scotts Co. Sr. Sub. Note, 8.625% ...   2,890,000     1/15/2009       3,020,050
Simmons Co. Sr. Note, 10.25% .......   1,150,000     3/15/2009       1,196,000
William Carter Co. Sr. Sub. Note,
  10.875%                              1,625,000     8/15/2011       1,779,375
                                                                 -------------
                                                                    10,406,425
                                                                 -------------
ENERGY 3.2%
Dresser Inc. Sr. Note, 9.375% ......     925,000     4/15/2011         906,500
Magnum Hunter Resources Inc. Sr.
  Note, 9.60% ......................     850,000     3/15/2012         884,000
Newpark Resources Inc. Sr. Sub. Note
  Series B, 8.625% .................   1,715,000    12/15/2007       1,599,237
Plains All American Pipeline LP Sr.
  Note, 7.75%+ .....................     800,000    10/15/2012         804,000
Plains E&P Co. Sr. Sub. Note, 8.75%+
  ..................................     750,000     7/01/2012         750,000
Pogo Producing Co. Sr. Sub. Note,
  8.25%                                  925,000     4/15/2011         959,688
Pogo Producing Co. Sr. Sub. Note,
  8.75%                                3,010,000     5/15/2007       3,130,400
                                                                 -------------
                                                                     9,033,825
                                                                 -------------
FINANCIAL 3.1%
Commercial Mortgage Acceptance Corp.
  1998-C1 Note, 6.23%+ .............   3,025,000     7/15/2031       2,560,235
Commercial Mortgage Acceptance Corp.
  1998-C2 Note, 5.44%+ .............   4,050,000     9/15/2030       3,315,592
Ford Motor Credit Co. Global Note,
  7.875% ...........................   2,800,000     6/15/2010       2,761,270
                                                                 -------------
                                                                     8,637,097
                                                                 -------------
FOOD & BEVERAGE 4.6%
Agrilink Foods Inc. Sr. Sub. Note,
  11.875%                              2,800,000    11/01/2008       2,954,000
Aurora Foods Inc. Sr. Sub. Note
  Series D, 9.875% .................   1,650,000     2/15/2007         973,500
B & G Foods Inc. Sr. Sub. Note,
  9.625% ...........................     450,000     8/01/2007         457,875
Carrols Corp. Sr. Sub. Note, 9.50% .   1,400,000    12/01/2008       1,302,000
Del Monte Foods Co. Sr. Sub. Note,
  9.25%                                3,200,000     5/15/2011       3,200,000
Dimon Inc. Sr. Note, 9.625% ........   1,150,000    10/15/2011       1,196,000
Tom's Foods Inc. Sr. Sec. Note,
  10.50% ...........................   3,100,000    11/01/2004       2,762,875
                                                                 -------------
                                                                    12,846,250
                                                                 -------------
FOREIGN GOVERNMENT 4.7%
Republic of Bulgaria, 2.69%# .......   2,255,250     7/28/2011       1,984,620
Republic of Colombia, 10.00% .......   1,700,000     1/23/2012       1,377,000
Republic of Panama, 5.00%# .........   1,688,872     1/17/2003       1,388,253
Republic of Peru, 9.125%+ ..........   1,854,000     2/21/2012       1,511,010
Republic of Philippines, 8.375% ....   1,325,000     3/12/2009       1,336,594
Republic of Turkey, 12.375% ........   1,350,000     6/15/2009       1,262,250
Republic of Ukraine, 11.00% ........   1,974,000     3/15/2007       2,052,960
Russian Federation, 8.25% ..........   2,450,000     3/31/2010       2,443,875
                                                                 -------------
                                                                    13,356,562
                                                                 -------------
HEALTHCARE 5.2%
Advanced Medical Optics Inc. Sr.
  Sub. Note, 9.25% .................    $550,000     7/15/2010        $539,000
Bio-Rad Laboratories Inc. Sr. Sub.
  Note, 11.625% ....................     805,000     2/15/2007         885,500
Concentra Operating Corp. Sr. Sub.
  Note Series B, 13.00% ............   1,462,000     8/15/2009       1,549,720
Coventry Health Care Inc. Sr. Note,
  8.125% ...........................     975,000     2/15/2012       1,004,250
Hanger Orthopedic Group Sr. Note,
  10.375% ..........................     775,000     2/15/2009         817,625
Insight Health Services Corp. Sr.
  Sub. Note, 9.875% ................     865,000    11/01/2011         834,725
Kinetic Concepts Inc. Sr. Sub. Note,
  9.625% ...........................   3,300,000    11/01/2007       3,217,500
Medquest Inc. Sr. Note, 11.875%+ ...   1,350,000     8/15/2012       1,336,500
PacifiCare Health System Inc. Sr.
  Note, 10.75% .....................   1,600,000     6/01/2009       1,580,000
Select Medical Corp. Sr. Sub. Note,
  9.50%                                1,725,000     6/15/2009       1,725,000
Vicar Operating Inc. Sr. Sub. Note,
  9.875%                               1,125,000    12/01/2009       1,203,750
                                                                 -------------
                                                                    14,693,570
                                                                 -------------
HOMEBUILDERS 0.5%
Associated Materials Inc. Sr. Sub.
  Note, 9.75%+ .....................     450,000     4/15/2012         461,250
Collins & Aikman Floorcoverings Inc.
  Sr. Sub. Note, 9.75%+ ............   1,050,000     2/15/2010       1,065,750
                                                                 -------------
                                                                     1,527,000
                                                                 -------------
LEISURE & OTHER 2.2%
Extended Stay America Inc. Sr. Sub.
  Note, 9.15% ......................   3,325,000     3/15/2008       3,142,125
John Q. Hammons Hotels Inc. Note,
  8.875% ...........................   1,700,000     5/15/2012       1,636,250
Starwood Hotels & Resorts Inc. Sr.
  Note, 7.875%+ ....................   1,400,000     5/01/2012       1,395,632
                                                                 -------------
                                                                     6,174,007
                                                                 -------------
MANUFACTURING 2.2%
JLG Industries Inc. Sr. Sub. Note,
  8.375%+                              1,100,000     6/15/2012       1,023,000
Manitowoc Inc. Sr. Sub. Note,
  10.50%+ ..........................   2,000,000     8/01/2012       2,090,000
Tyco International Group Note,
  6.375% ...........................   3,375,000     2/15/2006       2,936,250
                                                                 -------------
                                                                     6,049,250
                                                                 -------------
MEDIA 5.9%
Hollinger International Publishing
  Inc. Sr. Sub. Note, 9.25% ........   2,259,000     2/01/2006       2,304,180
Hollinger International Publishing
  Inc. Sr. Sub. Note, 9.25% ........   4,195,000     3/15/2007       4,299,875
Lin Holdings Corp. Sr. Note, 0.00%
  to
  2/28/2003, 10.00% from 3/1/2003 to
  maturity .........................     975,000     3/01/2008         960,375
Paxson Communications Corp. Sr. Sub.
  Note, 0.00% to 1/14/2006, 12.25%
  from 1/15/2006 to maturity .......   1,275,000     1/15/2009         561,000
R. H. Donnelly Inc. Sr. Sub. Note,
  9.125%                               1,075,000     6/01/2008       1,128,750
Sinclair Broadcast Group Inc. Sr.
  Sub. Note, 8.00% .................   1,950,000     3/15/2012       1,959,750
Sinclair Broadcast Group Inc. Sr.
  Sub. Note, 8.75% .................   1,200,000    12/15/2011       1,239,000
TransWestern Publishing Co. LP Sr.
  Sub. Note, 9.625% ................   3,075,000    11/15/2007       3,090,375
Yell Fin BV Sr. Note, 10.75% .......   1,100,000     8/01/2011       1,108,250
                                                                 -------------
                                                                    16,651,555
                                                                 -------------
METALS 3.5%
Century Aluminum Co. Sr. Note,
  11.75% ...........................   1,000,000     4/15/2008         985,000
Great Central Mines Ltd. Sr. Note
  (acquired 4/1/98 thru 6/9/00, cost
  $7,634,589) 8.875%(+)@ ...........   7,650,000     4/01/2008       7,803,000
Luscar Coal Ltd. Sr. Note, 9.75% ...   1,050,000    10/15/2011       1,123,500
                                                                 -------------
                                                                     9,911,500
                                                                 -------------
MOBILE COMMUNICATIONS 1.9%
AT&T Wireless Services Inc., 8.125%    1,900,000     5/01/2012       1,453,500
Nextel Communications Inc. Sr. Note,
  9.375% ...........................   2,450,000    11/15/2009       1,868,125
Rogers Wireless Inc. Sr. Sec. Note,
  9.625% ...........................   1,600,000     5/01/2011       1,136,000
Triton PCS Inc. Sr. Sub. Note,
  9.375% ...........................   1,125,000     2/01/2011         765,000
                                                                 -------------
                                                                     5,222,625
                                                                 -------------
PAPER & PACKAGING 9.5%
Appleton Papers Inc. Sr. Sub. Note,
  12.50% ...........................   3,225,000    12/15/2008       3,321,750
Berry Plastics Corp. Sr. Sub. Note,
  10.75%                                 425,000     7/15/2012         437,750
Fibermark Inc. Sr. Note, 10.75% ....   1,600,000     4/15/2011       1,544,000
Graphic Packaging Corp. Sr. Sub.
  Note, 8.625% .....................     950,000     2/15/2012         954,750
Greif Brothers Corp. Sr. Sub. Note,
  8.875%+ ..........................   1,425,000     8/01/2012       1,446,375
Huntsman Packaging Corp. Sr. Sub.
  Note, 13.00% .....................   1,750,000     6/01/2010       1,723,750
Louisiana Pacific Corp. Sr. Sub.
  Note, 10.875% ....................   1,925,000    11/15/2008       2,002,000
MDP Acquisitions PLC Sr. Note,
  9.625%+                              2,600,000    10/01/2012       2,593,500
Norske Skog Canada Ltd. Sr. Note,
  8.625%                               1,640,000     6/15/2011       1,558,000
Owens Brockway Glass Inc. Sr. Note,
  8.875%                               1,850,000     2/15/2009       1,859,250
Pliant Corp. Sr. Sub. Note, 13.00% .   1,050,000     6/01/2010         997,500
Potlatch Corp. Sr. Sub. Note,
  10.00% ...........................   2,800,000     7/15/2011       3,038,000
Riverwood International Corp. Sr.
  Sub. Note, 10.875% ...............   1,700,000     4/01/2008       1,717,000
Silgan Holdings Inc. Sr. Note,
  9.00%+ ...........................     475,000     6/01/2009         490,437
Tekni-Plex Inc. Sr. Sub. Note Series
  B, 12.75% ........................   3,090,000     6/15/2010       3,028,200
                                                                 -------------
                                                                    26,712,262
                                                                 -------------
RETAIL 2.3%
Cole National Group Inc. Sr. Sub.
  Note, 8.875% .....................   1,600,000     5/15/2012       1,536,000
PETCO Animal Supplies Inc. Sr. Sub.
  Note, 10.75% .....................   3,300,000    11/01/2011       3,547,500
United Auto Group Inc. Sr. Sub.
  Note, 9.625%+ ....................   1,300,000     3/15/2012       1,313,000
                                                                 -------------
                                                                     6,396,500
                                                                 -------------
REAL ESTATE DEVELOPMENT 3.0%
Beazer Homes USA Inc. Sr. Note,
  8.375% ...........................  $2,450,000     4/15/2012       2,450,000
D. R. Horton Inc. Sr. Note, 8.50% ..   3,000,000     4/15/2012       2,970,000
Technical Olympic USA Inc. Sr Sub.
  Note, 10.375%+ ...................   1,600,000     7/01/2012       1,464,000
Technical Olympic USA Inc. Sr. Note,
  9.00%+ ...........................   1,600,000     7/01/2010       1,464,000
                                                                 -------------
                                                                     8,348,000
                                                                 -------------
SERVICES 10.1%
Airgas Inc. Sr. Note, 9.125% .......   3,525,000    10/01/2011       3,701,250
Alderwoods Group Inc. Sr. Note,
  12.25% ...........................   2,800,000     1/02/2009       2,688,000
Allied Waste North America Inc. Sr.
  Sub. Note, 10.00% ................   6,575,000     8/01/2009       6,114,750
Coinmach Corp. Sr. Note, 9.00% .....   2,900,000     2/01/2010       2,994,250
Joy Global Inc. Sr. Sub. Note, 8.75%
  ..................................   2,000,000     3/15/2012       2,020,000
Prime Succession Holdings Inc. Sr.
  Sub. Note (acquired 10/7/98 and
  12/18/01, cost $1,809,483), 14.25%
  (+)[] ............................     189,376     8/29/2009              19
Service Corp. International Note,
  6.30% ............................   1,650,000     3/15/2020       1,604,625
Terex Corp. Sr. Sub. Note, 9.25% ...   2,750,000     7/15/2011       2,681,250
Trimas Corp. Sr. Sub. Note, 9.875%+    3,225,000     6/15/2012       3,160,500
United Rentals Inc. Sr. Note,
  10.75% ...........................   3,575,000     4/15/2008       3,432,000
                                                                 -------------
                                                                    28,396,644
                                                                 -------------
STEEL 2.8%
Alaska Steel Corp., Sr. Note, 7.875%
  ..................................   2,100,000     2/15/2009       2,079,000
Earle M. Jorgensen Co. Sr. Note,
  9.75% ............................   2,025,000     6/01/2012       1,974,375
Oregon Steel Mills Inc. Note,
  10.00%+ ..........................   2,275,000     7/15/2009       2,275,000
United States Steel LLC Sr. Note,
10.75% .............................   1,625,000     8/01/2008       1,600,625
                                                                 -------------
                                                                     7,929,000
                                                                 -------------
SUPERMARKETS/DRUG 1.2%
Stater Brothers Holdings Inc. Sr.
  Note, 10.75% .....................   3,275,000     8/15/2006       3,275,000
                                                                 -------------
TRANSPORTATION 1.0%
Aran Shipping & Trading SA Note
  (acquired 8/17/01, cost $0),
  8.30%*(+)[] ......................      65,240     1/31/2004          32,620
Dana Corp. Sr. Note, 9.00% .........   3,000,000     8/15/2011       2,812,500
                                                                 -------------
                                                                     2,845,120
                                                                 -------------
Total Bonds (Cost $276,027,758) ..............................     270,491,328
                                                                 -------------

                                                   SHARES
------------------------------------------------------------------------------
COMMON STOCKS & OTHER 0.5%
Aurora Foods Inc. Com. ........................         334               218
Deutsche Telekom AG Wts. Pfd ADR ..............      24,302           200,978
e.spire Communications Inc. Wts. (acquired 1/5/
  96, cost $427,500)*(+)@ .....................       9,500                95
Empire Gas Corp. Wts. (acquired 6/22/94, cost
  $19,300)*(+)@ ...............................       2,760               690
Freedom Pay Inc. (acquired 9/8/00, cost
  $50,875)*(+)@ ...............................   3,145,340           534,708
ICG Holdings Inc. Exch. Pfd. (acquired 4/25/96
  through 7/12/00, cost $13,119,873)*
  (+)@>                               .........      12,425               124
IKS Corp. Com. (acquired 11/4/99 thru 4/1/00,
  cost $4,088,730)*(+)@ .......................      28,469               285
Ladish Inc. Com.* .............................      50,946           315,865
Micadant PLC Cl. A Com. (acquired 7/11/01,
  cost $0)*(+)@ ...............................     445,502             6,995
Phase Metrics Inc. Com. (acquired 1/23/98 thru
  11/16/00, cost $10,957,304)*(+)@ ............     809,172           161,834
Prime Succession Holdings Inc. (acquired 10/7/
  98 and 11/10/98, cost $0)*(+)@ ..............     266,679             2,667
Primus Telecommunications Group Wts. (acquired
  7/30/97, cost $73,255)*(+)@ .................       6,500               650
Protection One Inc. Wts. (acquired 5/10/95 and
  7/10/95, cost $36,503)*(+) ..................      10,400               104
Reunion Industries Inc. Com* ..................       8,341             2,753
Startec Global Communications Corp. Wts.
  (acquired
  5/18/98 and 6/3/99, cost $113)*(+)@ .........       8,545                85
Town & Country Corp. Cl. A Com. (acquired 6/29/
  90 thru 2/27/97), cost $0)*(+)@ .............     195,632             1,956
Waxman Industries Inc. Wts. (acquired 8/12/94,
  cost $0)*(+)@ ...............................     236,000            35,400
                                                                  -----------
Total Common Stocks & Other (Cost $31,209,050)                      1,398,407
                                                                  -----------

                                      PRINCIPAL      MATURITY
                                        AMOUNT         DATE
------------------------------------------------------------------------------
COMMERCIAL PAPER 1.1%
American Express Credit Corp.,
  1.74% ............................  $3,119,000    10/01/2002       3,119,000
                                                                 -------------
Total Commercial Paper (Cost $3,119,000) .....................       3,119,000
                                                                 -------------
                                                                    275,008,73
Total Investments (Cost $310,355,808) - 97.7% ................               5
Cash and Other Assets, Less Liabilities - 2.3% ...............       6,415,914
                                                                 -------------
Net Assets - 100.0% ..........................................   $ 281,424,649
                                                                 =============

Federal Income Tax Information (Note 1):
At September 30, 2002, the net unrealized depreciation of
  investments based on cost for federal income tax purposes
  of $310,457,634 was as follows:
Aggregate gross unrealized appreciation for all investments
 in which there is an excess of value over tax cost ..........   $   7,325,065
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value ........      (42,773,964)
                                                                 -------------
                                                                 ($ 35,448,899)
                                                                 =============
------------------------------------------------------------------------------
*   Non-income-producing securities.

> Payments of income may be made in cash or in the form of additional securities.

[]  Security is in default.

@ Security valued under consistently applied procedures established by the Trustees.

(+) Security restricted as to public resale. At September 30, 2002, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at September 30, 2002, were $39,689,850 and $8,714,232 (3.10% of net assets), respectively.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 2002, were $44,645,114 and $43,613,469 (15.50% of net assets), respectively.

# Interest rates on these floating-rate bonds will reset annually or biannually based on the six-month London Interbank Offered Rate (LIBOR) plus 0.8125%.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
September 30, 2002 (Unaudited)

ASSETS
Investments, at value** (Cost $310,355,808) (Note 1)              $ 275,008,735
Collateral for securities on loan ..............................     46,395,511
Cash ...........................................................            892
Interest receivable ............................................      7,232,783
Receivable for securities sold .................................        672,924
Receivable for fund shares sold ................................        583,869
Other assets ...................................................         34,358
                                                                  -------------
                                                                    329,929,072
LIABILITIES
Payable for collateral received on securities loaned .               46,395,511
Dividends payable ..............................................        936,990
Accrued transfer agent and shareholder services (Note 2) .......        350,871
Payable for fund shares redeemed ...............................        303,177
Accrued management fee (Note 2) ................................        140,754
Accrued distribution and service fees (Note 4) .................         71,512
Accrued trustees' fees (Note 2) ................................         19,225
Accrued administration fee (Note 2) ............................          5,153
Other accrued expenses .........................................        281,230
                                                                  -------------
                                                                     48,504,423
                                                                  -------------
NET ASSETS                                                        $ 281,424,649
                                                                  =============
Net Assets consist of:
  Undistributed net investment income ..........................     $  367,304
  Unrealized depreciation of investments .......................    (35,347,073)
  Accumulated net realized loss ................................   (438,771,966)
  Paid-in capital ..............................................    755,176,384
                                                                  -------------
                                                                  $ 281,424,649
                                                                  =============
Net Asset Value and redemption price per share of
  Class A shares ($189,621,311 / 61,183,570 shares) ............          $3.10
                                                                          =====
Maximum Offering Price per share of Class A shares
  ($3.10 / 0.955) ..............................................          $3.25
                                                                          =====
Net Asset Value and offering price per share of Class B(1)
  shares ($21,386,586 / 6,973,537 shares)* .....................          $3.07
                                                                          =====
Net Asset Value and offering price per share of Class B shares
  ($57,485,729 / 18,690,196 shares)* ...........................          $3.08
                                                                          =====
Net Asset Value and offering price per share of Class C shares
  ($8,418,989 / 2,733,811 shares)* .............................          $3.08
                                                                          =====
Net Asset Value, offering price and redemption price per share
  of Class S shares ($4,512,034 / 1,469,487 shares) ............          $3.07
                                                                          =====

-------------------------------------------------------------------------------
 * Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
** Includes securities on loan valued at $45,035,070.

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended September 30, 2002 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $5,884 (Note 1) ..............  $  14,345,863
Dividends ......................................................         26,515
                                                                  -------------
                                                                     14,372,378
EXPENSES
Management fee (Note 2) ........................................        910,683
Transfer agent and shareholder services (Note 2) ...............        606,447
Reports to shareholders ........................................         85,377
Custodian fee ..................................................         81,318
Legal fees .....................................................         62,445
Administration fee (Note 2) ....................................         39,489
Distribution and service fees - Class A (Note 4) ...............        305,056
Distribution and service fees - Class B(1) (Note 4) ............        112,070
Distribution and service fees - Class B (Note 4) ...............        328,929
Distribution and service fees - Class C (Note 4) ...............         40,044
Audit fee ......................................................         23,790
Trustees' fees (Note 2) ........................................         12,351
Miscellaneous ..................................................         41,541
                                                                  -------------
                                                                      2,649,540
Fees paid indirectly (Note 2) ..................................        (19,341)
                                                                  -------------
                                                                      2,630,199
                                                                  -------------
Net investment income ..........................................     11,742,179
                                                                  -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments ...............................     (8,534,640)
Change in unrealized depreciation of investments ...............    (11,694,070)
                                                                  -------------
Net loss on investments ........................................    (20,228,710)
                                                                  -------------
Net decrease in net assets resulting from operations .            ($  8,486,531)
                                                                  =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                       SIX MONTHS ENDED
                                        SEPTEMBER 30,
                                             2002              YEAR ENDED
                                         (UNAUDITED)         MARCH 31, 2002
-------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations:
Net investment income .............      $ 11,742,179        $ 23,184,955
Net realized loss on investments ..        (8,534,640)       (157,667,708)
Change in unrealized appreciation
  (depreciation) of investments ...       (11,694,070)        143,074,657
                                         ------------        ------------
Net increase (decrease) resulting
  from operations .................        (8,486,531)          8,591,904
                                         ------------        ------------
Dividends from net investment
  income:
  Class A .........................        (8,329,536)        (18,665,131)
  Class B(1) ......................          (850,648)         (1,876,579)
  Class B .........................        (2,485,780)         (6,717,893)
  Class C .........................          (302,153)           (747,835)
  Class S .........................          (169,590)           (288,185)
                                         ------------        ------------
                                          (12,137,707)        (28,295,623)
                                         ------------        ------------
Net decrease from fund share
  transactions ....................       (24,841,270)        (63,605,494)
                                         ------------        ------------
Total decrease in net assets ......       (45,465,508)        (83,309,213)
NET ASSETS
Beginning of period ...............       326,890,157         410,199,370
                                         ------------        ------------
End of period (including
  undistributed net investment
  income of $762,832 and $367,304
  respectively) ...................      $281,424,649        $326,890,157
                                         ============        ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
September 30, 2002

NOTE 1

State Street Research High Income Fund is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust on December 23, 1985, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research High Income Fund and State Street Research Asset Allocation Fund.

The investment objective of the fund is to seek, primarily, high current income and, secondarily, capital appreciation, from investments in fixed income securities. In selecting investments for the fund, the investment manager seeks to identify those fixed income securities which it believes will not involve undue risk. Certain of the fund's investments, however, may be considered predominantly speculative.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), the investment manager subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New
York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded and before the close of business of the fund are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized for financial reporting purposes. Certain fixed income and preferred securities held by the fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective- interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares.

D. DIVIDENDS
Dividends are declared daily based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The difference is primarily caused by differing treatment of accrued interest on defaulted bonds and premium amortization on fixed income securities.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At March 31, 2002, the fund had a capital loss carryforward of $376,717,808 available, to the extent provided in regulations, to offset future capital gains, if any, of which $44,962,273, $58,119,122 and $273,636,413 expire on March 31, 2008, 2009 and 2010, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve- month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2001, through March 31, 2002, the fund incurred net capital losses of approximately $52,619,000 and intends to defer and treat such losses as arising in the fiscal year ended March 31, 2003.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At September 30, 2002, the value of the securities loaned and the value of collateral were $45,035,070 and $46,395,511, respectively. The collateral consists entirely of cash collateral which was invested in State Street Navigator Securities Lending Prime Portfolio. During the six months ended September 30, 2002, income from securities lending amounted to $66,725 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the first $500 million of net assets, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2002, the fees pursuant to such agreement amounted to $910,683.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), the investment manager subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended September 30, 2002, the amount of such expenses was $173,770.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended September 30, 2002, the fund's transfer agent fees were reduced by $19,341 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $12,351 during the six months ended September 30, 2002.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended September 30, 2002, the amount of such expenses was $39,489.

NOTE 3

For the six months ended September 30, 2002, purchases and sales of securities, exclusive of short-term investments, aggregated $190,092,832 and $216,510,752, respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2002, fees pursuant to such plans amounted to $305,056, $112,070, $328,929 and $40,044 for Class A, Class B(1), Class B and
Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of September 30, 2002, there were $299,879 and $98,470 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $15,778 and $78,136, respectively, on sales of Class A shares of the fund during the six months ended September 30, 2002, and that MetLife Securities, Inc. earned commissions aggregating $47,034 on sales of Class B(1) shares and that the distributor collected contingent deferred sales charges aggregating $66,269, $29,936 and $245 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same year.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share.

These transactions break down by share class as follows:

                                                                        SIX MONTHS ENDED
                                                                        SEPTEMBER 30, 2002                  YEAR ENDED
                                                                            (UNAUDITED)                   MARCH 31, 2002
                                                                   ----------------------------    ----------------------------
CLASS A                                                               SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      6,753,664    $ 21,480,718      15,188,869     $ 50,663,11
Issued upon reinvestment of dividends from net investment income      1,736,418       5,549,410       3,686,026      12,228,627
Shares redeemed ................................................    (12,708,099)    (40,185,700)    (27,451,397)    (91,697,740)
                                                                   ------------    ------------    ------------    ------------
Net decrease ...................................................     (4,218,017)   $(13,155,572)     (8,576,502)   $(28,806,002)
                                                                   ============    ============    ============    ============

CLASS B(1)                                                            SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................        800,203    $  2,540,574       1,140,970    $  3,747,875
Issued upon reinvestment of dividends from net investment income        160,758         508,005         311,866       1,025,066
Shares redeemed ................................................     (1,224,101)     (3,857,927)     (2,171,407)     (7,162,512)
                                                                   ------------    ------------    ------------    ------------
Net decrease ...................................................       (263,140)   $   (809,348)       (718,571)   $ (2,389,571)
                                                                   ============    ============    ============    ============

CLASS B                                                               SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................        294,661    $    951,266         380,495    $  1,259,965
Issued upon reinvestment of dividends from net investment income        433,307       1,375,037       1,126,399       3,713,240
Shares redeemed ................................................     (4,547,034)    (14,408,253)    (10,699,632)    (35,379,959)
                                                                   ------------    ------------    ------------    ------------
Net decrease ...................................................     (3,819,066)   $(12,081,950)     (9,192,738)   $(30,406,754)
                                                                   ============    ============    ============    ============

CLASS C                                                               SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................        697,645    $  2,199,140         295,815    $    977,645
Issued upon reinvestment of dividends from net investment income         47,904         152,543          81,643         269,349
Shares redeemed
                                                                       (629,029)     (2,000,854)     (1,196,064)     (3,954,613)
                                                                   ------------    ------------    ------------    ------------
Net increase (decrease) ........................................        116,520    $    350,829        (818,606)   $ (2,707,619)
                                                                   ============    ============    ============    ============

CLASS S                                                               SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      2,015,528    $  6,400,303       3,136,649    $ 10,339,810
Issued upon reinvestment of dividends from net investment income         47,074         148,938          84,529         278,700
Shares redeemed
                                                                     (1,789,931)     (5,694,470)     (3,017,442)     (9,914,058)
                                                                   ------------    ------------    ------------    ------------
Net increase ...................................................        272,671    $    854,771         203,736    $    704,452
                                                                   ============    ============    ============    ============

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                            CLASS A
                                                              ------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEARS ENDED MARCH 31
                                         SEPTEMBER 30, 2002   ------------------------------------------------------------------
                                            (UNAUDITED)(a)    2002(a)(f)      2001(a)       2000(a)       1999(a)       1998(a)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD ($)           3.31             3.48          5.05          5.65          6.62          6.01
                                             ----------       ----------    ----------    ----------    ----------    ----------
  Net investment income ($)                        0.13             0.23          0.43          0.52          0.58          0.58
  Net realized and unrealized gain (loss)
    on investments($)                             (0.21)           (0.12)        (1.57)        (0.60)        (0.80)         0.63
                                             ----------       ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)              (0.08)            0.11         (1.14)        (0.08)        (0.22)         1.21
                                             ----------       ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)        (0.13)           (0.28)        (0.43)        (0.52)        (0.58)        (0.60)
  Distribution from capital gains ($)              --               --            --            --           (0.17)         --
                                             ----------       ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                           (0.13)           (0.28)        (0.43)        (0.52)        (0.75)        (0.60)
                                             ----------       ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                 3.10             3.31          3.48          5.05          5.65          6.62
                                             ==========       ==========    ==========    ==========    ==========    ==========
Total return(b) (%)                               (2.40)(c)         3.33        (23.51)        (1.65)        (3.19)        20.98

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       189,621          216,612       257,702       501,042       648,217       718,705
Expense ratio (%)                                  1.53(d)          1.48          1.30          1.12          1.06          1.10
Expense ratio after expense reductions (%)         1.52(d)          1.47          1.29          1.11          1.05          1.10
Ratio of net investment income to average
   net assets (%)                                  7.95(d)          6.83         10.15          9.50          9.63          9.10
Portfolio turnover rate (%)                       64.91            80.07         52.96         50.49         53.46         70.53

                                                                                          CLASS B(1)
                                                            -----------------------------------------------------------------------
                                                               SIX MONTHS ENDED                YEARS ENDED MARCH 31
                                                              SEPTEMBER 30, 2002   ------------------------------------------------
                                                                (UNAUDITED)(a)     2002(a)(f)  2001(a)     2000(a)     1999(a)(e)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                               3.28           3.45        5.01        5.62        5.62
                                                                       ----           ----        ----        ----        ----
  Net investment income ($)                                            0.12           0.20        0.40        0.47        0.12
  Net realized and unrealized gain (loss) on investments ($)          (0.21)         (0.12)      (1.55)      (0.60)       0.01
                                                                       ----           ----        ----        ----        ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                  (0.09)          0.08       (1.15)      (0.13)       0.13
                                                                       ----           ----        ----        ----        ----
  Dividends from net investment income ($)                            (0.12)         (0.25)      (0.41)      (0.48)      (0.13)
                                                                       ----           ----        ----        ----        ----
TOTAL DISTRIBUTIONS ($)                                               (0.12)         (0.25)      (0.41)      (0.48)      (0.13)
                                                                       ----           ----        ----        ----        ----
NET ASSET VALUE, END OF PERIOD ($)                                     3.07           3.28        3.45        5.01        5.62
                                                                       ====           ====        ====        ====        ====
Total return(b) (%)                                                   (2.76)(c)       2.65      (24.03)      (2.57)       2.25(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                            21,387         23,728      24,472      36,038      12,732
Expense ratio (%)                                                      2.23(d)        2.18        2.00        1.87        1.74(d)
Expense ratio after expense reductions (%)                             2.22(d)        2.17        1.99        1.86        1.73(d)
Ratio of net investment income to average net assets (%)               7.26(d)        6.13        9.62        8.76        8.81(d)
Portfolio turnover rate (%)                                           64.91          80.07       52.96       50.49       53.46

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class), to March 31, 1999.
(f) Effective April 1, 2001, the fund has adopted the provisions on the AICPA Audit and Accounting Guide, Audit of Investment
    Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended
    March 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized loss per share by $0.05, and decrease the ratio of net investment income to average net assets by 1.47%. The financial highlights for the periods prior to April 1, 2001, have not been restated for this change in policy.

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                            CLASS B
                                                              ------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEARS ENDED MARCH 31
                                         SEPTEMBER 30, 2002   ------------------------------------------------------------------
                                            (UNAUDITED)(a)    2002(a)(f)      2001(a)       2000(a)       1999(a)       1998(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           3.29             3.46          5.02          5.62          6.58          5.98
                                             ----------       ----------    ----------    ----------    ----------    ----------
  Net investment income ($)                        0.12             0.20          0.40          0.47          0.53          0.53
  Net realized and unrealized gain (loss) on
    investments ($)                               (0.21)           (0.12)        (1.55)        (0.59)        (0.79)         0.62
                                             ----------       ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)              (0.09)            0.08         (1.15)        (0.12)        (0.26)         1.15
                                             ----------       ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)        (0.12)           (0.25)        (0.41)        (0.48)        (0.53)        (0.55)
  Distribution from capital gains ($)              --               --            --            --           (0.17)         --
                                             ----------       ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                           (0.12)           (0.25)        (0.41)        (0.48)        (0.70)        (0.55)
                                             ----------       ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                 3.08             3.29          3.46          5.02          5.62          6.58
                                             ==========       ==========    ==========    ==========    ==========    ==========
Total return(b) (%)                               (2.76)(c)         2.64        (23.98)        (2.38)        (3.77)        20.02

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)        57,486           74,004       109,691       230,786       336,420       345,797
Expense ratio (%)                                  2.23(d)          2.18          2.00          1.87          1.81          1.85
Expense ratio after expense reductions (%)         2.22(d)          2.17          1.99          1.86          1.80          1.85
Ratio of net investment income to average
   net assets (%)                                  7.25(d)          6.14          9.41          8.76          8.90          8.36
Portfolio turnover rate (%)                       64.91            80.07         52.96         50.49         53.46         70.53

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEARS ENDED MARCH 31
                                         SEPTEMBER 30, 2002   ------------------------------------------------------------------
                                            (UNAUDITED)(a)    2002(a)(f)      2001(a)       2000(a)       1999(a)       1998(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           3.29             3.46          5.02          5.63          6.59          5.99
                                             ----------       ----------    ----------    ----------    ----------    ----------
  Net investment income ($)                        0.12             0.20          0.40          0.48          0.53          0.53
  Net realized and unrealized gain (loss)
    on investments ($)                            (0.21)           (0.12)        (1.55)        (0.61)        (0.79)         0.62
                                             ----------       ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)              (0.09)            0.08         (1.15)        (0.13)        (0.26)         1.15
                                             ----------       ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)        (0.12)           (0.25)        (0.41)        (0.48)        (0.53)        (0.55)
  Distribution from capital gains ($)              --               --            --            --           (0.17)         --
                                             ----------       ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                           (0.12)           (0.25)        (0.41)        (0.48)        (0.70)        (0.55)
                                             ----------       ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                 3.08             3.29          3.46          5.02          5.63          6.59
                                             ==========       ==========    ==========    ==========    ==========    ==========
Total return(b) (%)                               (2.76)(c)         2.63        (23.98)        (2.57)        (3.76)        19.99

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         8,419            8,616        11,896        26,154        40,342        34,586
Expense ratio (%)                                  2.23(d)          2.18          2.00          1.87          1.81          1.85
Expense ratio after expense reductions (%)         2.22(d)          2.17          1.99          1.86          1.80          1.85
Ratio of net investment income to average
    net assets (%)                                 7.25(d)          6.16          9.40          8.77          8.91          8.35
Portfolio turnover rate (%)                       64.91            80.07         52.96         50.49         53.46         70.53

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class), to March 31, 1999.
(f) Effective April 1, 2001, the fund has adopted the provisions on the AICPA Audit and Accounting Guide, Audit of Investment
    Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended March 31,
    2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized loss per share by $0.05, and decrease the ratio of net investment income to average net assets by 1.47%. The financial highlights for the periods prior to April 1, 2001, have not been restated for this change in policy.

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                                             CLASS S
                                                              ------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEARS ENDED MARCH 31
                                         SEPTEMBER 30, 2002   ------------------------------------------------------------------
                                            (UNAUDITED)(a)    2002(a)(f)      2001(a)       2000(a)       1999(a)       1998(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           3.28             3.46          5.01          5.61          6.58          5.98
                                             ----------       ----------    ----------    ----------    ----------    ----------
  Net investment income ($)                        0.13             0.24          0.41          0.53          0.58          0.59
  Net realized and unrealized gain (loss)
    on investments ($)                            (0.20)           (0.13)        (1.51)        (0.60)        (0.79)         0.63
                                             ----------       ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)              (0.07)            0.11         (1.10)        (0.07)        (0.21)         1.22
                                             ----------       ----------    ----------    ----------    ----------    ----------
  Dividends from net investment income ($)        (0.14)           (0.29)        (0.45)        (0.53)        (0.59)        (0.62)
  Distribution from capital gains ($)              --               --            --            --           (0.17)         --
                                             ----------       ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                           (0.14)           (0.29)        (0.45)        (0.53)        (0.76)        (0.62)
                                             ----------       ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                 3.07             3.28          3.46          5.01          5.61          6.58
                                             ==========       ==========    ==========    ==========    ==========    ==========
Total return(b) (%)                               (2.28)(c)         3.36        (23.06)        (1.41)        (2.97)        21.22

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         4,512            3,930         3,438        45,737        48,384         7,860
Expense ratio (%)                                  1.23(d)          1.18          1.00          0.87          0.81          0.85
Expense ratio after expense reductions (%)         1.22(d)          1.17          0.99          0.86          0.80          0.85
Ratio of net investment income to average
   net assets (%)                                  8.17(d)          7.20         10.40          9.81         10.00          9.36
Portfolio turnover rate (%)                       64.91            80.07         52.96         50.49         53.46         70.53

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class), to March 31, 1999.
(f) Effective April 1, 2001, the fund has adopted the provisions on the AICPA Audit and Accounting Guide, Audit of Investment
    Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended March 31,
    2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized loss per share by $0.05, and decrease the ratio of net investment income to average net assets by 1.47%. The financial highlights for the periods prior to April 1, 2001, have not been restated for this change in policy.

STATE STREET RESEARCH INCOME TRUST

                                                                                               NUMBER OF
                                   TERMS OF                                                      FUNDS
                                    OFFICE                                                      IN FUND
                                     AND                                                        COMPLEX
                      POSITION(s)  LENGTH OF                                                  OVERSEEN BY
NAME, ADDRESS AND        HELD        TIME                                                       TRUSTEE/     OTHER DIRECTORSHIPS
AGE(a)                 WITH FUND   SERVED(b)      PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS     OFFICER(c) HELD BY TRUSTEE/OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

BRUCE R. BOND           Trustee      Since    Retired; formerly Chairman of the Board, Chief         27    Ceridian Corporation
(56)                                 1999     Executive Officer and President, PictureTel
                                              Corporation (video conferencing systems)
-----------------------------------------------------------------------------------------------------------------------------------
STEVE A. GARBAN         Trustee      Since    Retired; formerly Senior Vice President for Finance    27    Metropolitan Series Fund
(65)                                 1997     and Operations and Treasurer, The Pennsylvania               Inc.(d)
                                              State University
-----------------------------------------------------------------------------------------------------------------------------------
DEAN O. MORTON          Trustee      Since    Retired; formerly Executive Vice President, Chief      47    The Clorox Company; KLA-
(70)                                 1994     Operating Officer and Director, Hewlett-Packard              Tencor Corporation; BEA
                                              Company (computer manufacturer)                              Systems, Inc.; Cepheid;
                                                                                                           Pharsight Corporation;
                                                                                                           and Metropolitan Series
                                                                                                           Fund, Inc.(d)
-----------------------------------------------------------------------------------------------------------------------------------
SUSAN M. PHILLIPS       Trustee      Since    Dean, School of Business and Public Management,        27    None
(57)                                 1999     George Washington University; formerly a member of
                                              the Board of Governors of the Federal Reserve
                                              System; and Chairman and Commissioner of the
                                              Commodity Futures Trading Commission
-----------------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT         Trustee      Since    President, Founders Investments Ltd. (investments);    47    AP Pharmacia, Inc.; and
(64)                                 1994     formerly President, The Glen Ellen Company (private          Metropolitan Series
                                              investment firm)                                              Fund, Inc.(d)
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. SCOTT        Trustee      Since    Jay W. Forrester Professor of Management, Sloan        47    Metropolitan Series
MORTON                               1994     School of Management, Massachusetts Institute of             Fund, Inc.(d)
(65)                                          Technology
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee      Since    Attorney; formerly Partner, Dechert (law firm)         27    SEI Investments Funds
(71)                                 2002                                                                  (consisting of 104
                                                                                                           portfolios); and The
                                                                                                           Massachusetts Health &
                                                                                                           EducationTax-Exempt Trust
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

RICHARD S. DAVIS(+)     Trustee      Since    Chairman of the Board, President and Chief             27    None
(57)                                 2000     Executive Officer of State Street Research &
                                              Management Company; formerly Senior Vice President,
                                              Fixed Income Investments, Metropolitan Life
                                              Insurance Company; and Managing Director, J.P.
                                              Morgan Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

DONALD G. DEVEUVE        Vice        Since    Senior Vice President of State Street Research &       10    None
(45)                   President     2001     Management Company; formerly Vice President, State
                                              Street Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
ROSALINA FELICIANO       Vice        Since    Senior Vice President of State Street Research &       10    None
(39)                   President     2001     Management Company; formerly Vice President, State
                                              Street Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
C. KIM GOODWIN           Vice        Since    Managing Director and Chief Investment Officer-        24    None
(43)                   President     2002     Equities of State Street Research & Management
                                              Company; formerly Chief Investment Officer-U.S.
                                              Growth Equities, American Century; and Senior Vice
                                              President and portfolio manager, Putnam Investments
-----------------------------------------------------------------------------------------------------------------------------------
JOHN H. KALLIS           Vice        Since    Senior Vice President of State Street Research &       12    None
(61)                   President     1994     Management Company
-----------------------------------------------------------------------------------------------------------------------------------
JOHN S. LOMBARDO         Vice        Since    Managing Director, Chief Financial Officer and         27    None
(47)                   President     2001     Director of State Street Research & Management
                                              Company; formerly Executive Vice President, State
                                              Street Research & Management Company; and Senior
                                              Vice President, Product and Financial Management,
                                              MetLife Auto & Home
-----------------------------------------------------------------------------------------------------------------------------------
DAN R. STRELOW           Vice        Since    Managing Director, State Street Research &             16    None
(43)                   President     2002     Management Company; formerly Executive Vice
                                              President and Senior Vice President, State Street
                                              Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
DOUGLAS A. ROMICH      Treasurer     Since    Senior Vice President and Treasurer of State Street    27    None
(45)                                 2001     Research & Management Company; formerly Vice
                                              President and Assistant Treasurer, State Street
                                              Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
FRANCIS J.             Secretary     Since    Managing Director, General Counsel and Secretary of    27    None
MCNAMARA, III                        1995     State Street Research & Management Company;
(47)                                          formerly Executive Vice President, State Street
                                              Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective
    Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is
    MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of
    Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company as noted.

                                                               -----------------
STATE STREET RESEARCH HIGH INCOME FUND                             PRSRT STD
One Financial Center                                              U.S. POSTAGE
Boston, MA 02111-2690                                                PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                               -----------------

QUESTIONS? COMMENTS?
E-MAIL us at:
        info@ssrfunds.com
VISIT us on the Internet at:
        WWW.SSRFUNDS.COM
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
        Chinese- and Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research High Income Fund prospectus.

When used after December 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.


CONTROL NUMBER:(exp1103)SSR-LD                                     HI-2658-1102

                           -------------------------
                             STATE STREET RESEARCH
                           -------------------------
                             ASSET ALLOCATION FUND
                           -------------------------

                           SEMIANNUAL REPORT
                           September 30, 2002

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           INVESTMENT UPDATE
                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION
                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                           MUTUAL FUND
                                                          SERVICE AWARD
                                                              2001
                                                    ---------------------------
                                                         For Excellence
                                                               in
                                                      Shareholder Service

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH ASSET ALLOCATION FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew at a modest pace. Mixed indicators generated concern about its ability to sustain its recovery.

o Despite a reported decline in confidence, consumers continued to spend and declining mortgage rates kept the housing market strong.

o The Federal Reserve Board held the federal funds rate steady at 1.75% during the period.

THE MARKETS
o The stock market lost ground on all fronts. The S&P 500 Index returned -28.34% for the six-month period ended September 30, 2002.(1)

o The yield on the 10-year Treasury bond fell to 3.59% and most segments of the investment- grade bond market rose.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 2002, Class A shares of State Street Research Asset Allocaton Fund returned -18.15%.(2) That was less than the Lipper Flexible Portfolio Funds Average, which returned -15.99% for the same period.(1)

o The fund's emphasis on equity investments-- particularly in the large-cap growth, mid-cap value and high-grade debt sectors--detracted from performance.

o The fund benefited from its investments in small-cap growth and international equity as well as high-yield and emerging market bonds.

CURRENT STRATEGY
o In order to take advantage of a potential turnaround in the stock market, we have reduced the fund's exposure to bonds and added to stocks--especially growth stocks.

o On the fixed income side, we decreased our high-grade and emerging market investments and added to our high-yield debt.

September 30, 2002

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Flexible Portfolio Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(2) -18.45% for Class B(1) shares; -18.05% for Class B shares; -18.41% for Class C shares; -18.02% for Class S shares.

(3) KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(4) Performance reflects up to a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charges, where applicable.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 2002)
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)
-----------------------------------------------------------------------
                      10 YEARS            5 YEARS               1 YEAR
-----------------------------------------------------------------------
Class A                 8.78%              2.03%                 -4.91%
-----------------------------------------------------------------------
Class B(1)              8.03%              1.30%                 -5.64%
-----------------------------------------------------------------------
Class B                 8.10%              1.43%                 -5.04%
-----------------------------------------------------------------------
Class C                 8.04%              1.29%                 -5.60%
-----------------------------------------------------------------------
Class S                 9.04%              2.31%                 -4.62%
-----------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
-----------------------------------------------------------------------
                      10 YEARS            5 YEARS               1 YEAR
-----------------------------------------------------------------------
Class A                 8.14%              0.83%                -10.38%
-----------------------------------------------------------------------
Class B(1)              8.03%              1.04%                -10.16%
-----------------------------------------------------------------------
Class B                 8.10%              1.17%                 -9.56%
-----------------------------------------------------------------------
Class C                 8.04%              1.29%                 -6.50%
-----------------------------------------------------------------------
Class S                 9.04%              2.31%                 -4.62%
-----------------------------------------------------------------------

                ASSET ALLOCATION
                (by percentage of net assets)

                Equities                          58%
                Bonds                             39%
                Net Cash                           3%

                TOP FIVE EQUITY INDUSTRIES
                (by percentage of net assets)

                DRUGS & BIOTECHNOLOGY            5.3%
                RETAIL                           3.3%
                MULTI-SECTOR                     2.5%
                MISCELLANEOUS FINANCIAL          2.3%
                BANKS & SAVINGS & LOAN           2.3%

                Total: 15.7%

STATE STREET RESEARCH ASSET ALLOCATION FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
September 30, 2002 (Unaudited)
------------------------------------------------------------------------------
                                                                      VALUE
                                                      SHARES         (NOTE 1)
--------------------------------------------------------------------------------
EQUITY SECURITIES 57.8%
AUTOMOBILES & TRANSPORTATION 1.7%
AIR TRANSPORT 0.1%
AMR Corp.* .....................................      172,800      $    722,304
                                                                   ------------
AUTOMOTIVE PARTS 1.0%
Delphi Automotive Systems Corp. ................      222,000         1,898,100
Magna International Inc. Cl. A .................       43,600         2,458,168
PACCAR Inc. ....................................       18,500           625,115
                                                                   ------------
                                                                      4,981,383
                                                                   ------------
MISCELLANEOUS TRANSPORTATION 0.1%
Pacer International Inc.* ......................       50,600           574,310
                                                                   ------------
TRUCKERS 0.5%
CNF Inc. .......................................       67,700         2,125,103
J.B. Hunt Transportation Services Inc.* ........       18,600           438,030
                                                                   ------------
                                                                      2,563,133
                                                                   ------------
Total Automobiles & Transportation .............                      8,841,130
                                                                   ------------
CONSUMER DISCRETIONARY 12.1%
ADVERTISING AGENCIES 0.5%
Valassis Communications Inc.* ..................       76,650         2,688,116
                                                                   ------------
CASINOS/GAMBLING, HOTEL/MOTEL 1.1%
International Game Technology Inc.* ............       52,600         3,636,764
Mandalay Resort Group* .........................       39,000         1,308,450
Station Casinos Inc.* ..........................       41,000           697,410
                                                                   ------------
                                                                      5,642,624
                                                                   ------------
COMMERCIAL SERVICES 1.8%
Cendant Corp.* .................................      215,800         2,322,008
Hotels.com, LP* ................................       12,900           652,482
Manpower Inc. ..................................       71,100         2,086,074
Protection One Inc. Wts. (acquired 7/10/98,
 cost $2,827)*@(+) .............................          800                 8
Republic Services Inc.* ........................      111,100         2,088,680
Viad Corp. .....................................      131,900         2,694,717
                                                                   ------------
                                                                      9,843,969
                                                                   ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.3%
Cox Radio Inc. Cl. A* ..........................       63,800         1,669,008
Radio One Inc. Cl. D* ..........................      101,200         1,668,788
Univision Communications Inc. Cl. A* ...........       69,500         1,584,600
Viacom Inc. Cl. B* .............................       51,300         2,080,215
                                                                   ------------
                                                                      7,002,611
                                                                   ------------
CONSUMER PRODUCTS 0.6%
International Flavors & Fragrances Inc. ........       71,700         2,283,645
Oakley Inc.* ...................................       65,400           657,270
                                                                   ------------
                                                                      2,940,915
                                                                   ------------
CONSUMER SERVICES 0.7%
Education Management Corp.* ....................       36,600         1,620,282
Prime Succession Holdings Inc. (acquired
10/07/98 through 11/20/01, cost $90,398)*@(+) ..       13,332               133
Rent-A-Center Inc.* ............................       18,400           955,880
University of Phoenix Online* ..................       43,100         1,385,665
                                                                   ------------
                                                                      3,967,460
                                                                   ------------
HOUSEHOLD FURNISHINGS 0.1%
Newell Rubbermaid Inc. .........................       18,500           571,095
                                                                   ------------
LEISURE TIME 0.6%
Penn National Gaming Inc.* .....................       50,600           955,328
Royal Caribbean Cruises Ltd. ...................      134,300         2,138,056
                                                                   ------------
                                                                      3,093,384
                                                                   ------------
PRINTING & PUBLISHING 1.0%
Reader's Digest Association Inc. Cl. A .........      155,500         2,433,575
RR Donnelley & Sons Co. ........................      113,800         2,675,438
Sullivan Holdings Inc. (acquired 5/14/93,
  cost $216,706)*@(+) ..........................          149            74,088
                                                                   ------------
                                                                      5,183,101
                                                                   ------------
RESTAURANTS 0.7%
Applebees International Inc. ...................       29,800           653,216
Cheesecake Factory Inc.* .......................       45,500         1,357,265
O'Charley's Inc.* ..............................       39,600           742,144
Ruby Tuesday Inc. ..............................       62,500         1,173,750
                                                                   ------------
                                                                      3,926,375
                                                                   ------------
RETAIL 3.3%
Big 5 Sporting Goods Corp.* ....................       44,000           451,000
Federated Department Stores Inc.* ..............       71,700         2,110,848
Home Depot Inc. ................................      228,300         5,958,630
Kohl's Corp.* ..................................       84,540         5,140,877
O'Reilly Automotive Inc.* ......................       26,800           767,016
Tuesday Morning Corp.* .........................       40,700           741,147
USA Interactive* ...............................      124,150         2,406,027
                                                                   ------------
                                                                     17,575,545
                                                                   ------------
TEXTILE APPAREL MANUFACTURERS 0.4%
Jones Apparel Group Inc.* ......................       68,300         2,096,810
                                                                   ------------
Total Consumer Discretionary ..................                      64,532,005
                                                                   ------------
CONSUMER STAPLES 2.0%
BEVERAGES 0.3%
Pepsi Bottling Group Inc. ......................       64,900         1,518,660
                                                                   ------------
DRUG & GROCERY STORE CHAINS 0.0%
Pathmark Stores Inc.* ..........................        2,667            24,403
                                                                   ------------
FOODS 0.5%
Aurora Foods Inc.* .............................        6,199             4,029
Kraft Foods Inc. Cl. A .........................       80,100         2,920,446
                                                                   ------------
                                                                      2,924,475
                                                                   ------------
HOUSEHOLD PRODUCTS 1.2%
Procter & Gamble Co. ...........................       69,600         6,220,848
                                                                   ------------
Total Consumer Staples ........................                      10,688,386
                                                                   ------------
FINANCIAL SERVICES 8.8%
BANKS & SAVINGS & LOAN 2.3%
Charter One Financial Inc. .....................       79,080         2,350,258
Comerica Inc. ..................................       49,500         2,386,890
Hudson River Bancorp Inc. ......................       26,800           647,220
Investors Financial Services Co. ...............       25,600           692,992
KeyCorp ........................................      110,400         2,756,688
Mercantile Bankshares Corp. ....................       31,800         1,213,806
New York Community Bancorp Inc. ................       30,750           866,227
Quaker City Bancorp Inc* .......................       37,225         1,234,753
                                                                   ------------
                                                                     12,148,834
                                                                   ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.6%
First Data Corp. ...............................       96,700         2,702,765
PRG-Shultz International Inc.* .................       54,300           672,234
                                                                   ------------
                                                                      3,374,999
                                                                   ------------
INSURANCE 2.2%
ACE Limited ....................................       90,500         2,679,705
PartnerRe Ltd.* ................................       10,500           505,890
The Saint Paul Companies Inc. ..................      136,180         3,911,090
XL Capital Ltd. Cl. A ..........................       62,391         4,585,738
                                                                   ------------
                                                                     11,682,423
                                                                   ------------
MISCELLANEOUS FINANCIAL 2.3%
Ambac Financial Group Inc. .....................       45,450         2,449,301
Capital One Financial Corp. ....................       67,400         2,353,608
CIT Group Inc.* ................................      124,300         2,234,914
Citigroup, Inc. ................................      101,800         3,018,370
MGIC Investment Corp. ..........................       58,000         2,368,140
                                                                   ------------
                                                                     12,424,333
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS 0.5%
Boston Properties Inc. .........................       68,100         2,533,320
                                                                   ------------
SECURITIES BROKERAGE & SERVICES 0.9%
Lehman Brothers Holdings Inc. ..................       49,100         2,408,355
Stilwell Financial Inc. ........................      177,000         2,136,390
                                                                   ------------
                                                                      4,544,745
                                                                   ------------
Total Financial Services ......................                      46,708,654
                                                                   ------------
HEALTHCARE 9.4%
DRUGS & BIOTECHNOLOGY 5.3%
Amgen Inc.* ....................................      129,800         5,412,660
Andrx Corp.* ...................................      186,660         4,134,519
Biogen Inc.* ...................................      137,490         4,024,332
Cephalon Inc.* .................................       17,500           714,350
Pharmacia Corp. ................................      120,340         4,678,819
Priority Healthcare Corp. Cl. B* ...............      113,500         2,860,200
Ribapharm Inc.* ................................      368,000         1,656,000
Wyeth Inc. .....................................      145,440         4,624,992
                                                                   ------------
                                                                     28,105,872
                                                                   ------------
HEALTHCARE FACILITIES 0.8%
HCA Inc. .......................................       87,980         4,188,728
                                                                   ------------
HEALTHCARE SERVICES 2.1%
Advance PCS* ...................................       81,800         1,842,954
Anthem Inc.* ...................................       33,600         2,184,000
Caremark Rx Inc.* ..............................       67,500         1,147,500
Community Health Systems Inc.* .................       46,200         1,230,306
Coventry Health Care Inc.* .....................       23,900           776,750
First Health Group Corp.* ......................       32,700           886,824
Province Healthcare Co.* .......................      117,350         2,012,553
Select Medical Corp.* ..........................       93,900         1,342,770
                                                                   ------------
                                                                     11,423,657
                                                                   ------------
HOSPITAL SUPPLY 1.2%
Bausch & Lomb Inc. .............................       76,700         2,544,139
St. Jude Medical Inc.* .........................       93,500         3,337,950
TheraSense Inc.* ...............................       36,600           510,936
                                                                   ------------
                                                                      6,393,025
                                                                   ------------
Total Healthcare ..............................                      50,111,282
                                                                   ------------
INTEGRATED OILS 0.5%
INTEGRATED DOMESTIC 0.5%
Unocal Corp. ...................................       76,000         2,385,640
                                                                   ------------
Total Integrated Oils ..........................                      2,385,640
                                                                   ------------
MATERIALS & PROCESSING 2.6%
BUILDING & CONSTRUCTION 0.0%
Waxman Industries Inc. Wts. (acquired 8/12/94,
  cost $0)*@(+) ................................       29,500             4,425
                                                                   ------------
CHEMICALS 0.8%
Air Products & Chemicals Inc. ..................       63,100         2,650,831
Reunion Industries Inc.* .......................          595               196
Rohm & Haas Co. ................................       44,400         1,376,400
                                                                   ------------
                                                                      4,027,427
                                                                   ------------
CONTAINERS & PACKAGING 0.4%
Smurfit-Stone Container Corp.* .................      169,700         2,131,432
                                                                   ------------
DIVERSIFIED MANUFACTURING 0.3%
American Standard Companies Inc.* ..............       26,500         1,685,930
                                                                   ------------
PAPER & FOREST PRODUCTS 0.4%
MeadWestvaco Corp. .............................      112,100         2,153,441
                                                                   ------------
STEEL 0.7%
Alaska Steel Holding Corp.* ....................      257,700         1,883,787
Allegheny Technologies Inc. ....................      285,000         1,972,200
                                                                   ------------
                                                                      3,855,987
                                                                   ------------
Total Materials & Processing ..................                      13,858,642
                                                                   ------------
OTHER 2.5%
MULTI-SECTOR 2.5%
General Electric Co. ...........................      324,600         8,001,390
SPX Corp.* .....................................       29,500         2,976,550
Textron Inc. ...................................       68,900         2,349,490
                                                                   ------------
Total Other ...................................                      13,327,430
                                                                   ------------
OTHER ENERGY 1.9%
OIL & GAS PRODUCERS 1.3%
Burlington Resources Inc. ......................       67,500         2,589,300
Ocean Energy Inc. ..............................      189,100         3,772,545
Vintage Petroleum Inc. .........................       60,700           655,560
                                                                   ------------
                                                                      7,017,405
                                                                   ------------
OIL WELL EQUIPMENT & SERVICES 0.6%
Grant Prideco Inc.* ............................       82,500           704,550
Noble Corp.* ...................................       61,100         1,894,100
W-H Energy Services Inc.* ......................       38,000           657,400
                                                                   ------------
                                                                      3,256,050
                                                                   ------------
Total Other Energy ............................                      10,273,455
                                                                   ------------
PRODUCER DURABLES 1.5%
AEROSPACE 0.5%
Ladish Inc.* ...................................       15,095            93,589
Lockheed Martin Corp. ..........................       37,660         2,435,472
                                                                   ------------
                                                                      2,529,061
                                                                   ------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.5%
Cooper Industries Ltd. .........................       78,000         2,367,300
                                                                   ------------
MACHINERY 0.4%
Deere & Co. ....................................       40,900         1,858,905
Helix Technology Corp. .........................       41,800           403,370
                                                                   ------------
                                                                      2,262,275
                                                                   ------------
PRODUCTION TECHNOLOGY EQUIPMENT 0.1%
Brooks-PRI Automation Inc.* ....................       36,700           419,114
LTX Corp.* .....................................       46,800           213,408
Phase Metrics Inc. (acquired 1/23/98 through
6/09/98, cost $651,892)*@(+) ...................       50,574            10,115
                                                                   ------------
                                                                        642,637
                                                                   ------------
Total Producer Durables .......................                       7,801,273
                                                                   ------------
TECHNOLOGY 5.6%
COMMUNICATIONS TECHNOLOGY 1.3%
Anaren Microwave Inc.* .........................       51,700           424,974
L-3 Communications Holdings Inc.* ..............       88,800         4,679,760
NCR Corp.* .....................................       94,700         1,875,060
                                                                   ------------
                                                                      6,979,794
                                                                   ------------
COMPUTER SOFTWARE 1.9%
Intuit Inc.* ...................................       94,900         4,320,797
J.D. Edwards & Co.* ............................       31,900           295,075
Microsoft Corp.* ...............................      127,100         5,552,999
Microstrategy Inc.* ............................            5                42
                                                                   ------------
                                                                     10,168,913
                                                                   ------------
COMPUTER TECHNOLOGY 0.9%
Dell Computer Corp.* ...........................      192,730         4,531,082
                                                                   ------------
ELECTRONICS 0.4%
Flextronics International Ltd.* ................      247,500         1,725,570
Philips Electronics NV .........................       44,192           641,795
                                                                   ------------
                                                                      2,367,365
                                                                   ------------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 1.1%
Cypress Semiconductor Corp.* ...................      212,000         1,390,720
Intel Corp. ....................................      302,300         4,198,947
                                                                   ------------
                                                                      5,589,667
                                                                   ------------
Total Technology ..............................                      29,636,821
                                                                   ------------
UTILITIES 1.0%
ELECTRICAL 1.0%
Constellation Energy Group Inc. ................      102,300         2,536,017
PPL Corp. ......................................       84,400         2,746,376
                                                                   ------------
                                                                      5,282,393
                                                                   ------------
TELECOMMUNICATIONS 0.0%
Deutsche Telekom AG ADR ........................        2,751            22,751
Nextel Communications Inc. Cl. A* ..............        3,098            23,390
Startec Global Communications Corp. Wts ........
  (acquired 5/18/98, cost $0)*@(+) .............          500                 5
                                                                   ------------
                                                                         46,146
                                                                   ------------
Total Utilities ...............................                       5,328,539
                                                                   ------------
NON-U.S. EQUITIES 8.2%
Advantest Corp. ................................       13,800           536,198
Anglo American PLC .............................       96,800         1,223,485
ASSA ABLOY AB ..................................       98,600           957,127
Autoliv Inc. ...................................      141,200         2,969,746
British Sky Broadcasting PLC* ..................      187,500         1,508,768
Broken Hill Proprietary Co. ....................      180,300           886,103
Carrefour SA ...................................       32,100         1,287,555
Cathay Pacific Airways .........................    1,122,000         1,517,665
CNOOC Ltd. .....................................    1,850,600         2,586,244
CNP Assurances SA ..............................       43,600         1,446,446
Continental AG* ................................       67,500           890,266
Domtar Inc. ....................................      180,800         1,574,206
FANUC Ltd. .....................................       17,300           773,089
Fujisawa Pharmaceutical Co. ....................       45,000           924,138
Groupe Danone ..................................       12,700         1,530,730
Heineken Co. ...................................       23,000           902,324
Invensys PLC ...................................    1,256,700         1,198,686
Nikon Corp.* ...................................      102,000           778,396
Nippon Steel Corp.* ............................      760,000           998,891
Norsk Hydro ASA ................................       25,800           971,797
Novartis AG ....................................       37,200         1,468,089
Renault SA .....................................       21,600           930,198
Rohm Company Ltd. ..............................        4,000           469,545
Sagem SA .......................................       43,900         1,734,840
Saipem SPA .....................................      262,900         1,420,734
Seven-Eleven Japan Co. Ltd. ....................       66,800         2,260,780
Skandinaviska Enskilda Banken ..................      212,300         1,808,952
Swatch Group AG ................................       95,500         1,433,147
Takeda Chemical Industries Ltd. ................       49,000         1,976,342
Tate & Lyle PLC ................................      371,300         2,157,019
Tokyo Broadcasting System ......................      103,000         1,501,828
Total Fina SA Cl. B ............................        7,100           934,324
                                                                   ------------
Total Non-U.S. Equities .......................                      43,557,658
                                                                   ------------
Total Equity Securities (Cost $338,017,703) ...                     307,050,915
                                                                   ------------

-------------------------------------------------------------------------------
                                     PRINCIPAL      MATURITY
                                       AMOUNT         DATE
-------------------------------------------------------------------------------
FIXED INCOME SECURITIES 38.9%
U.S. TREASURY 2.2%
U.S. Treasury Bond, 7.25% .........    $ 2,050,000     5/15/2016      2,661,618
U.S. Treasury Bond, 8.875% ........        900,000     2/15/2019      1,347,750
U.S. Treasury Bond, 5.25%** .......      2,525,000    11/15/2028      2,683,292
U.S. Treasury Bond, 6.25% .........         50,000     5/15/2030         61,004
U.S. Treasury Note, 6.00% .........      2,400,000     8/15/2009      2,810,136
U.S. Treasury STRIP, 0.00% ........      6,625,000     8/15/2025      2,033,941
                                                                   ------------
                                                                     11,597,741
                                                                   ------------
U.S. AGENCY MORTGAGE 9.5%
Federal Home Loan Mortgage Corp.,
  7.00% ...........................        755,814     5/01/2031        789,024
Federal Home Loan Mortgage Corp.,
  8.50% ...........................             55     7/01/2009             57
Federal Home Loan Mortgage Corp.,
  6.50% ...........................        842,286     7/01/2029        874,427
Federal National Mortgage
  Association, 9.50% ..............         36,624    10/01/2003         36,891
Federal National Mortgage
  Association, 8.00% ..............         62,101     4/01/2008         66,368
Federal National Mortgage
  Association, 8.00% ..............         81,789     6/01/2008         87,659
Federal National Mortgage
  Association, 8.50% ..............         75,250     2/01/2009         81,072
Federal National Mortgage
  Association, 6.25% ..............      1,300,000     2/01/2011      1,443,728
Federal National Mortgage
  Association, 7.00% ..............      1,053,947     9/01/2014      1,115,340
Federal National Mortgage
  Association, 6.50% ..............        413,160    12/01/2014        433,025
Federal National Mortgage
  Association, 6.50% ..............      1,802,056    12/01/2014      1,888,699
Federal National Mortgage
  Association, 6.50% ..............        132,161    12/01/2015        138,477
Federal National Mortgage
  Association, 6.00% ..............      1,158,095     5/01/2017      1,203,435
Federal National Mortgage
  Association, TBA, 7.00% .........        325,000    10/21/2017        343,486
Federal National Mortgage
  Association, TBA, 5.50% .........      1,275,000    11/19/2017      1,309,272
Federal National Mortgage
  Association, 7.50% ..............             50    10/01/2025             53
Federal National Mortgage
  Association, 6.50% ..............        332,797     9/01/2028        345,373
Federal National Mortgage
  Association, 6.50% ..............      2,606,763    11/01/2028      2,705,273
Federal National Mortgage
  Association, 6.50% ..............      1,279,786    12/01/2028      1,328,149
Federal National Mortgage
  Association, 6.50% ..............        632,134     3/01/2029        656,022
Federal National Mortgage
  Association, 7.50% ..............      1,026,818     7/01/2029      1,087,215
Federal National Mortgage
  Association, 7.00% ..............        398,570    12/01/2029        416,307
Federal National Mortgage
  Association, 7.00% ..............      2,003,275    12/01/2029      2,092,421
Federal National Mortgage
  Association, 6.50% ..............        905,882     5/01/2031        939,445
Federal National Mortgage
  Association, 7.00% ..............      3,081,630     4/01/2032      3,218,300
Federal National Mortgage
  Association, TBA, 6.00% .........      5,950,000    10/15/2032      6,109,936
Federal National Mortgage
  Association, TBA, 6.50% .........     10,575,000    10/15/2032     10,955,065
Federal National Mortgage
  Association, TBA, 7.00% .........        750,000    10/15/2032        783,045
Federal National Mortgage
  Association, TBA, 5.50% .........      1,275,000    11/14/2032      1,295,783
Government National Mortgage
  Association, 6.50% ..............        178,708     2/15/2009        189,315
Government National Mortgage
  Association, 6.50% ..............         68,322     6/15/2009         72,347
Government National Mortgage
  Association, 6.50% ..............        396,630     7/15/2009        420,170
Government National Mortgage
  Association, 7.50% ..............         25,834    11/15/2010         27,823
Government National Mortgage
  Association, 7.50% ..............        207,618    12/15/2010        223,606
Government National Mortgage
  Association, 7.00% ..............        427,514     1/15/2025        451,340
Government National Mortgage
  Association, 6.50% ..............      2,032,349    11/15/2028      2,123,439
Government National Mortgage
  Association, 7.00% ..............        979,093    11/15/2028      1,029,536
Government National Mortgage
  Association, 7.00% ..............         65,018    11/15/2028         68,379
Government National Mortgage
  Association, 7.00% ..............        626,635     2/15/2031        658,224
Government National Mortgage
  Association, 7.00% ..............        849,834     4/15/2031        892,674
Government National Mortgage
  Association, 7.00% ..............      1,244,647     5/15/2031      1,307,390
Government National Mortgage
  Association, 6.50% ..............      1,525,347     3/15/2032      1,592,249
                                                                   ------------
                                                                     50,799,839
                                                                   ------------
FINANCE/MORTGAGE 8.0%
AIG SunAmerica Global Finance Inc.
  Sr. Note, 7.60%+ ................        350,000     6/15/2005        394,879
AIG SunAmerica Global Financing Sr
  Note, 6.90%+ ....................        250,000     3/15/2032        280,578
Bombardier Capital Inc. Note,
  7.30%+ ..........................        575,000    12/15/2002        572,401
Caterpillar Financial Asset Trust
  2001-A C1 A3, 4.85% .............        775,000     4/25/2007        796,830
Chase Capital Note Series A, 7.67%         300,000    12/01/2026        303,426
Chase Manhattan Auto Owner Trust
  2002-A, 4.17% ...................        925,000     9/15/2008        954,007
CIT Group Inc. Global Note, 7.625%         325,000     8/16/2005        345,033
Citibank Credit Card Issuance Trust
  2001-C3 C3, 6.65% ...............      1,525,000     5/15/2008      1,663,668
Citibank Credit Card Issuance Trust
  Note, 2.245% ....................      1,200,000    12/10/2008      1,202,424
Citigroup Inc. Sub. Note, 7.25% ...      1,100,000    10/01/2010      1,253,912
Commercial Mortgage Acceptance
  Corp. 1998-C1 Cl. F, 6.23%+ .....      1,900,000     7/15/2031      1,608,081
Commercial Mortgage Acceptance
  Corp. 1998-C2 Cl. F, 5.44%+ .....        950,000     9/15/2030        777,731
Countrywide Home Loan Inc. Note,
  5.50% ...........................        625,000     8/01/2006        656,119
Credit Suisse First Boston Note,
  5.75% ...........................        200,000     4/15/2007        213,154
Delta Airlines Inc. Note, MBIA
  Insured, 6.417% .................        300,000     7/02/2012        316,827
EOP Operating LP Note, 6.80% ......        775,000     1/15/2009        852,376
ERAC USA Finance Co. Note, 8.25%+ .        650,000     5/01/2005        722,397
ERP Operating LP Note, 6.63% ......        600,000     4/13/2005        637,536
First National Bank Sub. Note,
  7.375% ..........................        125,000     9/15/2006        139,883
Ford Credit Auto Owner Trust 2002-A
  Cl. B, 4.79% ....................      1,275,000    11/15/2006      1,342,333
Ford Motor Credit Co. Note, 6.875%         650,000     2/01/2006        639,444
General Electric Capital Corp. ....
  Note, 5.875% ....................        550,000     2/15/2012        585,863
General Electric Capital Corp. ....
  Global Note, 6.75% ..............        450,000     3/15/2032        476,447
General Motors Acceptance Corp. ...
  Note, 6.875% ....................        650,000     9/15/2011        635,908
General Motors Acceptance Corp. ...
  Note, 8.00% .....................        800,000    11/01/2031        774,880
Goldman Sachs Group Inc. Global
  Note, 7.625% ....................        250,000     8/17/2005        279,880
Goldman Sachs Group LP Note,
  6.625%+ .........................        400,000    12/01/2004        431,068
HFG HealthCo-4 LLC 2002-1A Note,
  3.11%+ ..........................        125,000     6/05/2007        123,925
HFG HealthCo-4 LLC 2002-1A Sr .....
  Note Cl. A, 2.91%+ ..............        200,000     6/05/2007        198,080
Household Finance Corp. Note, 5.75%        700,000     1/30/2007        683,984
IMPAC CMB Trust 2002-3 Cl. B, 4.04%        390,252     6/25/2032        388,301
J.P. Morgan Commercial Mortgage
  Finance Corp. 1997 Cl. C5, 7.238%      1,450,000     9/15/2029      1,668,012
John Hancock Global Funding Note,
  7.90%+ ..........................        750,000     7/02/2010        877,612
Lehman Brothers Commercial Conduit
  Mortgage Trust 1997-LL1-A1, 6.79%        472,778    10/12/2034        502,815
Lehman Brothers Commercial Conduit
  Mortgage Trust 1999-A1, 7.105% ..      1,121,091    10/15/2032      1,237,266
Lehman Brothers Commercial Conduit
  Mortgage Trust 2001-WM-A1,
  6.155%+ .........................        714,722     7/14/2016        778,027
Lehman Brothers Holdings Inc. Note,
  7.375% ..........................        600,000     5/15/2004        643,764
MBNA Corp., 7.50% .................        650,000     3/15/2012        685,812
MBNA Credit Card Master Trust,
  Series 2001 Cl. C, 6.55% ........        225,000    12/15/2008        244,334
MBNA Credit Card Master Trust,
  Series 2001 Cl.C, 3.043% ........        475,000    10/14/2002        475,380
Merrill Lynch & Co. Inc. Note,
  5.35% ...........................        800,000     6/15/2004        833,328
Morgan Stanley Capital Inc. 1998-
  HF1-A1, 6.19% ...................        160,938     3/15/2030        171,967
Morgan Stanley Dean Witter Inc. ...
  2001 Cl. A4, 6.66% ..............        978,000     2/15/2033      1,119,772
Morgan Stanley Dean Witter Inc. ...
  2002-A1, 5.38% ..................        792,369     1/15/2039        843,004
Morgan Stanley Dean Witter Inc. ...
  Note, 5.80% .....................        750,000     4/01/2007        804,548
NationsLink Funding Corp. 1998 Cl .
  E, 7.105% .......................        975,000     8/20/2030      1,074,758
Peco Energy Transition Trust 2000
  Cl. A4, 7.65% ...................      1,075,000     3/01/2010      1,296,467
Permanent Financing Number 1 PLC
  Note Cl. C, 2.934% ..............        400,000     6/10/2042        399,880
PNC Mortgage Acceptance Corp. 2002
  Cl. C2, 7.30% ...................        700,000    10/12/2033        823,508
PSE&G Transitions Funding LLC
  Cl.A3, 5.98% ....................        600,000     6/15/2008        647,808
Residential Asset Security Corp. ..
  2002 Cl. AI3, 4.99% .............      1,400,000     2/25/2027      1,455,319
Salomon Brothers Commercial
  Mortgage Trust 2001C1-A2, 6.226%       1,925,000    12/18/2035      2,133,607
Simon Property Group LP Note,
  7.375% ..........................        775,000     1/20/2006        846,719
Structured Asset Securities Corp. .
  Note, 2.96% .....................        275,000     7/25/2032        269,715
Union Planters Bank Note, 5.125% ..        250,000     6/15/2007        265,225
United States Bancorp Note, 3.95% .        250,000     8/23/2007        256,592
Vornado Realty Trust Sr. Note,
  5.625% ..........................        550,000     6/15/2007        569,760
Washington Mutual Inc. 2002 Cl. A5,
  5.59% ...........................        800,000     4/25/2032        803,968
Washington Mutual Inc. Note, 5.625%        450,000     1/15/2007        482,373
                                                                   ------------
                                                                     42,462,715
                                                                   ------------
FOREIGN 0.3%
Korea Development Bank Note,
  7.125% ..........................        350,000     4/22/2004        373,583
Petroleos Mexicanos Note, 6.50%+ ..        375,000     2/01/2005        384,844
Petroliam Nasional BHD Note,
  7.125%+ .........................        125,000    10/18/2006        140,938
Petronas Capital Ltd. Note, 7.00%+         450,000     5/22/2012        497,812
                                                                   ------------
                                                                      1,397,177
                                                                   ------------
FOREIGN GOVERNMENT 2.7%
Republic of Bulgaria, 2.69%# ......      1,794,500     1/28/2003      1,579,160
Republic of Chile, 5.625% .........        375,000     7/23/2007        393,683
Republic of China, 7.30% ..........        125,000    12/15/2008        147,500
Republic of Colombia, 10.00% ......      1,225,000     1/23/2012        986,125
Republic of Panama, 5.00%## .......      1,999,980     7/17/2014      1,643,983
Republic of Peru, 9.125%+ .........      1,937,000     2/21/2012      1,578,655
Republic of Philippines, 8.375% ...        900,000     3/12/2009        907,875
Republic of Poland, 6.00%# ........        637,000    10/27/2014        639,866
Republic of South Africa, 9.125% ..        300,000     5/19/2009        346,500
Republic of South Africa, 7.375% ..        325,000     4/25/2012        342,469
Republic of Turkey, 12.375% .......      1,650,000     6/15/2009      1,542,750
Republic of Ukraine, 11.00% .......      1,491,000     3/15/2007      1,550,640
Russian Federation, 8.25% .........      1,550,000     3/31/2010      1,546,125
United Mexican States, 9.875% .....        625,000     2/01/2010        712,500
United Mexican States, 8.30% ......        400,000     8/15/2031        388,000
                                                                   ------------
                                                                     14,305,831
                                                                   ------------
CORPORATE 16.2%
Advanced Medical Optics Inc. Sr ...
  Sub. Note, 9.25% ................        325,000     7/15/2010        318,500
AEP Resources Inc. Sr. Note, 6.50%+        775,000    12/01/2003        782,897
Agrilink Foods Inc. Sr. Sub. Note,
  11.875% .........................        900,000    11/01/2008        949,500
Alderwoods Group Inc. Note, 12.25%         750,000     1/02/2009        720,000
Allied Waste North America Inc. Sr
  Sub. Note, 10.00% ...............      1,000,000     8/01/2009        930,000
AOL Time Warner Inc. Note, 5.625% .        175,000     5/01/2005        166,687
AOL Time Warner Inc. Note, 6.875% .        300,000     5/01/2012        273,000
Appleton Papers Inc. Sr. Sub. Note,
  12.50% ..........................      1,850,000    12/15/2008      1,905,500
Associated Materials Inc. Sr. Sub.
  Note, 9.75%+ ....................        450,000     4/15/2012        461,250
AT&T Corp. Note, 6.50% ............        625,000     3/15/2029        521,019
B&G Foods Inc. Sr. Sub. Note,
  9.625% ..........................        425,000     8/01/2007        432,438
BAE Systems Holdings Inc. Note,
  6.40%+ ..........................        500,000    12/15/2011        528,034
B/E Aerospace Inc. Sr. Sub. Note,
  9.50% ...........................        800,000    11/01/2008        604,000
Beazer Homes Inc. Sr. Note, 8.375%       1,075,000     4/15/2012      1,075,000
Berry Plastics Corp. Sr. Sub. Note,
  10.75% ..........................        450,000     7/15/2012        463,500
British Telecommunications PLC
  Note, 8.875% ....................        325,000    12/15/2030        387,335
Cargill Inc. Note , 6.25%+ ........        500,000     5/01/2006        553,440
Carrols Corp. Sr. Sub. Note, 9.50%         700,000    12/01/2008        651,000
Chumash Casino & Resort Enterprise
  Sr. Note, 9.00%+ ................        700,000     7/15/2010        722,750
Clear Channel Communications Inc. .
  Sr. Note, 7.25% .................        625,000     9/15/2003        633,669
Coca-Cola Enterprises Inc. Note,
  5.25% ...........................        800,000     5/15/2007        869,830
Coinmach Corp. Sr. Note, 9.00% ....      2,050,000     2/01/2010      2,116,625
Collins & Aikman Floorcoverings
  Corp. Sr. Sub. Note, 9.75%+ .....        725,000     2/15/2010        735,875
Comcast Cable Communications Inc. .
  Note, 6.375% ....................        450,000     1/30/2006        432,765
Conagra Foods Inc. Note, 7.50% ....        775,000     9/15/2005        867,853
Concentra Operating Corp. Sr. Sub.
  Note, 13.00% ....................        262,000     8/15/2009        277,720
Conoco Funding Co. Note, 5.45% ....        425,000    10/15/2006        456,909
DaimlerChrysler Corp. Note, 8.50% .        975,000     1/18/2031      1,145,089
Dana Corp. Sr. Note, 9.00% ........      1,700,000     8/15/2011      1,593,750
Delta Airlines Inc. Note, 7.57% ...        175,000    11/18/2010        182,655
Deutsche Telekom AG Global Note,
  9.25% ...........................        175,000     6/01/2032        202,655
Dominion Resources Inc. Sr. Note,
  7.625% ..........................        600,000     7/15/2005        652,866
Dresser Inc. Sr. Note, 9.375% .....        200,000     4/15/2011        196,000
DTE Energy Co. Note, 6.00% ........        200,000     6/01/2004        209,410
EchoStar DBS Corp. Sr. Note, 9.375%        750,000     2/01/2009        723,750
Exelon Corp. Sr. Note, 6.75% ......        375,000     5/01/2011        414,600
Extended Stay America Inc. Sr. Sub.
  Note, 9.15% .....................        585,000     3/15/2008        552,825
Fibermark Inc. Sr. Note, 10.75% ...      1,000,000     4/15/2011        965,000
First Data Corp. Note, 4.70% ......        200,000    11/01/2006        209,584
Flextronics International Ltd. ....
  Note, 9.875% ....................        650,000     7/01/2010        653,250
Ford Motor Co. Global Note, 7.45% .      1,225,000     7/16/2031        992,225
France Telecom SA Note, 8.25% .....        150,000     3/01/2011        163,631
Georgia Power Co. Note, 4.875% ....        525,000     7/15/2007        549,880
Great Central Mines Ltd. Sr. Note
  (acquired 10/4/98, cost
  $1,000,000), 8.875% @(+) ........      1,000,000     4/01/2008      1,020,000
Greif Brothers Corp. Sr. Sub. Note,
  8.875%+ .........................        650,000     8/01/2012        659,750
Hewlett Packard Co. Global Note,
  5.50% ...........................        325,000     7/01/2007        338,247
Hollinger International Publishing
  Inc. Note, 9.25% ................        300,000     3/15/2007        307,500
Hollinger International Publishing
  Inc. Sr. Sub. Note, 9.25% .......        540,000     2/01/2006        550,800
Hollywood Casino Shreveport Sr ....
  Note, 13.00% ....................        300,000     8/01/2006        315,000
Huntsman ICI Chemicals LLC, Sr ....
  Sub. Note, 10.125% ..............        800,000     7/01/2009        676,000
Huntsman International LLC Sr .....
  Note, 9.875%+ ...................        800,000     3/01/2009        800,000
IBM Corp. Sr. Note, 4.875% ........        325,000    10/01/2006        346,525
International Lease Finance Corp. .
  Global Note, 5.75% ..............        300,000     2/15/2007        308,352
International Paper Co. Note, 8.00%        775,000     7/08/2003        804,993
International Paper Co. Note, 6.75%        325,000     9/01/2011        360,337
ISP Chemco Inc. Sr. Sub. Note,
  Series B, 10.25% ................      1,475,000     7/01/2011      1,467,625
JLG Industries Inc. Sr. Sub. Note,
  8.375%+ .........................        450,000     6/15/2012        418,500
Earle M. Jorgensen Co. Sr. Note,
  9.75% ...........................      1,000,000     6/01/2012        975,000
Joy Global Inc. Sr. Sub. Note,
  8.75% ...........................      1,600,000     3/15/2012      1,616,000
Keyspan Corp. Note, 6.15% .........      1,200,000     6/01/2006      1,304,880
Koninklijke KPN NV Note, 7.50% ....        300,000    10/01/2005        322,083
Kroger Co. Sr. Sub. Note, 7.80% ...        450,000     8/15/2007        522,751
L-3 Communications Corp. Sr. Sub. .
  Note, 7.625%+ ...................        925,000     6/15/2012        957,375
Lin Holdings Corp. Sr. Note, 0.00%
  to 2/28/2003, 10.00% from
  3/01/2003 to maturity ...........      1,025,000     3/01/2008      1,009,625
Louisiana Pacific Corp. Sr. Sub. ..
  Note, 10.875% ...................        275,000    11/15/2008        287,375
Lyondell Chemical Co. Sr. Note,
  9.625% ..........................      1,000,000     5/01/2007        925,000
MacDermid Inc. Sr. Sub. Note,
  9.125% ..........................        650,000     7/15/2011        682,500
Magnum Hunter Resources Inc. Sr ...
  Note, 9.60% .....................        900,000     3/15/2012        936,000
Manitowoc Inc. Sr. Sub. Note,
  10.50%+ .........................      1,600,000     8/01/2012      1,672,000
MDP Acquisitions PLC Sr. Note,
  9.625%+ .........................        775,000    10/01/2012        773,062
Mediacom Broadband LLC Sr. Note,
  11.00% ..........................      1,300,000     7/15/2013      1,189,500
Newpark Resources Inc. Sr. Sub. ...
  Note, Series B , 8.625% .........        355,000    12/15/2007        331,038
News America Inc. Sr. Note, 6.625%         450,000     1/09/2008        469,426
Nextel Communications, Sr. Note,
  9.375% ..........................      1,650,000    11/15/2009      1,258,125
Norfolk Southern Corp. Note, 7.35%         500,000     5/15/2007        576,955
OM Group Inc. Sr. Sub. Note, 9.25%       1,825,000    12/15/2011      1,797,625
Oregon Steel Mills Inc., 10.00%+ ..      1,700,000     7/15/2009      1,700,000
Owens Brockway Glass Container Inc.
  Sr. Note, 8.875% ................      1,600,000     2/15/2009      1,608,000
Paxson Communications Corp. Sr.
  Sub. Note, 0.00% to 1/14/2006,
  10.00% from 1/15/2006 to maturity      1,375,000     1/15/2009        605,000
PETCO Animal Supplies Inc. Sr. Sub.
  Note, 10.75% ....................      1,000,000    11/01/2011      1,075,000
Plains All American Pipeline LP Sr
  Note, 7.75%+ ....................        925,000    10/15/2012        929,625
Pliant Corp. Sr. Sub Note, 13.00% .      1,000,000     6/01/2010        985,000
Progress Energy Inc. Sr. Note,
  7.10% ...........................        400,000     3/01/2011        437,344
Resolution Performance Products Sr
  Sub. Note, 13.50% ...............        700,000    11/15/2010        784,000
Russell Corp. Sr. Note, 9.25%+ ....      2,425,000     5/01/2010      2,497,750
SBC Communications Inc. Note, 5.75%        200,000     5/02/2006        213,172
Service Corp. International Note,
  7.20% ...........................        450,000     6/01/2006        381,375
Service Corp. International Note,
  7.70%+ ..........................        300,000     4/15/2009        252,000
Sinclair Broadcast Group Inc. Sr ..
  Sub. Note, 8.75% ................      1,700,000    12/15/2011      1,755,250
Six Flags Inc. Sr. Note, 8.875% ...      1,100,000     2/01/2010        902,000
Stater Brothers Holdings. Inc. Sr .
  Note, 10.75% ....................        360,000     8/15/2006        360,000
Technical Olympic Inc. Sr. Note,
  9.00%+ ..........................      1,000,000     7/01/2010        915,000
Tenet Healthcare Corp. Sr. Note,
  5.00% ...........................        325,000     7/01/2007        338,517
Terex Corp. Sr. Sub. Note, 9.25% ..      1,400,000     7/15/2011      1,365,000
Thomson Corp. Sr. Note, 5.75% .....        250,000     2/01/2008        266,920
Transwestern Publishing Co. LP Sr .
  Sub. Note, 9.625% ...............        675,000    11/15/2007        678,375
Trimas Corp. Sr. Sub. Note, 9.875%+      2,225,000     6/15/2012      2,180,500
Tyco International Group SA Note,
  6.375% ..........................      1,200,000     2/15/2006      1,044,000
Tyson Foods Inc. Note, 6.625% .....        475,000    10/01/2004        504,655
Union Pacific Corp. Note, 7.60% ...        550,000     5/01/2005        608,866
United Auto Group Inc. Sr. Sub. ...
  Note, 9.625%+ ...................      1,375,000     3/15/2012      1,388,750
United Rentals Inc. Sr. Note,
  10.75% ..........................      1,455,000     4/15/2008      1,396,800
United States Steel Corp. Sr. Note,
  10.75% ..........................        450,000     8/01/2008        443,250
UnitedHealth Group Inc. Note, 7.50%        175,000    11/15/2005        198,544
Verizon Global Funding Corp. Note,
  6.125% ..........................        400,000     6/15/2007        414,712
Vicar Operating Inc. Sr. Sub. Note,
  9.875% ..........................        575,000    12/01/2009        615,250
Vodafone Group PLC Note, 7.625% ...        400,000     2/15/2005        434,044
Walt Disney Co. Note, 3.90%** .....        500,000     9/15/2003        503,775
Weyerhaeuser Co. Note, 6.00% ......      1,000,000     8/01/2006      1,056,450
William Carter Co. Sr. Sub. Note,
  Series B, 10.875% ...............      1,700,000     8/15/2011      1,861,500
Yell Finance BV Sr. Note, 10.75% ..      1,350,000     8/01/2011      1,360,125
                                                                   ------------
                                                                     86,284,765
                                                                   ------------
Total Fixed Income Securities (Cost $202,798,774) ..............    206,848,068
                                                                   ------------
CASH EQUIVALENTS 6.8%
American Express Credit Corp.,
  1.68% ...........................      3,348,000    10/01/2002      3,348,000
American Express Credit Corp.,
  1.74% ...........................      4,088,000    10/02/2002      4,087,802
Citicorp., 1.77% ..................      6,047,000    11/19/2002      6,032,432
General Electric Capital Corp.,
  1.75% ...........................      9,199,000    10/15/2002      9,192,739
General Electric Capital Corp.,
  1.76% ...........................      5,310,000    10/15/2002      5,306,366
General Electric Capital Corp.,
  1.75% ...........................        505,000    10/17/2002        504,607
Goldman Sachs Group LP, 1.76% .....      5,101,000    10/17/2002      5,097,010
Wells Fargo Financial Inc., 1.76% .      2,521,000    10/15/2002      2,519,275
                                                                   ------------
Total Cash Equivalents (Cost $36,088,231) ......................     36,088,231
                                                                   ------------
Total Investments (Cost $576,904,708) - 103.5% .................    549,987,214
Cash and Other Assets, Less Liabilities - (3.5%) ...............    (18,744,534)
                                                                   ------------
Net Assets - 100.0% ............................................   $531,242,680
                                                                   ============
FEDERAL INCOME TAX INFORMATION (NOTE 1):
At September 30, 2002, the net unrealized depreciation of
investments based on cost for federal income tax purposes  of
$578,664,041 was as follows: ................................
  Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost ........    $ 26,791,024
  Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value ........     (55,467,851)
                                                                   ------------
                                                                   ($28,676,827)
                                                                   ============

*   Non-income-producing securities.
** A portion of these securities was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2002.
@ Security valued under consistently applied procedures established by the Trustees.
(+) Security restricted as to public resale. The total cost and market value of restricted securities owned at September 30, 2002, were $2,025,223 and $1,114,275 (0.21% of net assets), respectively.
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 2002, were $27,990,096 and $28,295,586 (5.33% of net assets), respectively.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement. Although the unit price has been established, the principal value has not been finalized.
# Interest rates on these floating-rate bonds will reset annually or biannually based on the six-months London Interbank Offered Rate (LIBOR) plus 0.8125%.
## Interest rates on this variable bond reset annually at predetermined rates until July 2003, at which point the interest rate will reset annually or biannually based on the six-months London Interbank Offered Rate (LIBOR) plus 0.8125%. Rate disclosed is the current rate at September 30, 2002.
> Payments of income may be made in cash or in the form of additional securities.

Futures contracts open at September 30, 2002, are as follows:

                                                                     UNREALIZED
                       NUMBER OF     NOTIONAL       EXPIRATION     APPRECIATION
TYPE                   CONTRACTS      AMOUNT           MONTH      (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury Bonds
  Long                    27        $2,700,000    December, 2002     $161,451
2 Year U.S. Treasury
  Notes Short            (17)      ($3,400,000)   December, 2002      (47,023)
5 Year U.S. Treasury
  Notes Short            (83)      ($8,300,000)   December, 2002     (296,529)
10 Year U.S. Treasury
  Notes Short            (32)      ($  161,877)   December, 2002     (161,877)
                                                                    ---------
                                                                    ($343,978)
                                                                    =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ASSET ALLOCATION FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
September 30, 2002 (Unaudited)

ASSETS
Investments, at value** (Cost $576,904,708) (Note 1) ..........    $549,987,214
Collateral for securities on loan .............................      55,788,819
Foreign currency, at value (Cost $100,418) ....................          95,193
Cash ..........................................................          15,746
Receivable for securities sold ................................       4,029,894
Interest and dividends receivable .............................       3,467,151
Receivable for fund shares sold ...............................         633,825
Foreign tax receivable ........................................           7,117
Other assets ..................................................          28,929
                                                                   ------------
                                                                    614,053,888
LIABILITIES
Payable for collateral received on securities loaned ..........      55,788,819
Payable for securities purchased ..............................      23,891,603
Payable for fund shares redeemed ..............................       1,698,482
Accrued transfer agent and shareholder services (Note 2) ......         355,986
Accrued management fee (Note 2) ...............................         338,982
Dividends payable .............................................         172,753
Accrued distribution and service fees (Note 2) ................         147,190
Accrued trustees' fees (Note 2) ...............................          15,685
Accrued administration fee (Note 2) ...........................          10,436
Other accrued expenses ........................................         391,272
                                                                   ------------
                                                                     82,811,208
                                                                   ------------
NET ASSETS ....................................................    $531,242,680
                                                                   ============
Net Assets consist of:
  Undistributed net investment income .........................    $  1,811,132
  Unrealized depreciation of investments ......................     (26,917,494)
  Unrealized depreciation of futures contracts ................        (343,978)
  Unrealized depreciation of foreign currency and
    foreign currency translations .............................          (4,943)
  Accumulated net realized loss ...............................     (50,392,568)
  Paid-in capital .............................................     607,090,531
                                                                   ------------
                                                                   $531,242,680
                                                                   ============

Net Asset Value and redemption price per share of
  Class A shares ($271,026,840 / 33,008,244 shares)                       $8.21
                                                                          =====
Maximum Offering Price per share of Class A shares
  ($8.21 / 0.9425) ............................................           $8.71
                                                                          =====
Net Asset Value and offering price per share of Class B(1)
  shares ($75,946,239 / 9,302,026 shares)* ....................           $8.16
                                                                          =====
Net Asset Value and offering price per share of Class B
  shares ($146,740,814 / 17,909,594 shares)* ..................           $8.19
                                                                          =====
Net Asset Value and offering price per share of Class C
  shares ($16,398,241 / 1,997,230 shares)* ....................           $8.21
                                                                          =====
Net Asset Value, offering price and redemption price per
  share of Class S shares ($21,130,546 / 2,573,023 shares)* ...           $8.21
                                                                          =====

-------------------------------------------------------------------------------
 * Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
** Includes securities on loan valued at $52,992,603.

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended September 30, 2002 (Unaudited)

INVESTMENT INCOME
Interest (Note 1) .............................................    $  8,322,689
Dividends, net of foreign taxes of $69,999 ....................       2,087,744
                                                                  -------------
                                                                     10,410,433
EXPENSES
Management fee (Note 2) .......................................       2,267,615
Transfer agent and shareholder services (Note 2) ..............         777,922
Custodian fee .................................................         195,948
Reports to shareholders .......................................         105,189
Administration fee (Note 2) ...................................          39,489
Distribution and service fees - Class A (Note 4) ..............         455,093
Distribution and service fees - Class B(1) (Note 4) ...........         406,145
Distribution and service fees - Class C (Note 4) ..............          73,721
Registration fees .............................................          35,319
Legal fees ....................................................          21,030
Audit fee .....................................................          20,313
Trustees' fees (Note 2) .......................................           9,150
Miscellaneous .................................................           5,915
                                                                  -------------
                                                                      4,412,849
Fees paid indirectly (Note 2) .................................         (30,733)
                                                                  -------------
                                                                      4,382,116
                                                                  -------------
Net investment income .........................................       6,028,317
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY, FORWARD CONTRACTS AND
  FUTURES CONTRACTS
Net realized loss on investments (Notes 1 and 3) ..............     (44,402,622)
Net realized loss on foreign currency and forward
  contracts (Note 1) ..........................................         (54,556)
Net realized gain on futures contracts (Note 1) ...............          61,209
                                                                  -------------
  Total net realized loss .....................................     (44,395,969)
                                                                  -------------
Change in unrealized depreciation of investments ..............     (82,965,970)
Change in unrealized appreciation of foreign currency
  and forward contracts .......................................           1,156
Change in unrealized depreciation of future contracts .........        (770,230)
                                                                  -------------
  Total change in unrealized depreciation .....................     (83,735,044)
                                                                  -------------
Net loss on investments, foreign currency,
  forward contracts and futures contracts .....................    (128,131,013)
                                                                  -------------
Net decrease in net assets resulting from operations ..........   ($122,102,696)
                                                                  =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ASSET ALLOCATION FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                        SEPTEMBER 30, 2002      YEAR ENDED
                                           (UNAUDITED)        MARCH 31, 2002
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .................     $6,028,317        $ 10,905,075
Net realized gain (loss) on
  investments, foreign currency,
  forward contracts and future
  contracts ...........................    (44,395,969)         15,628,048
Change in unrealized appreciation
  (depreciation) of investments,
  foreign currency, forward contracts
  and futures contracts ...............    (83,735,044)         22,357,125
                                          ------------        ------------
Net increase (decrease) resulting from
  operations ..........................   (122,102,696)         48,890,248
                                          ------------        ------------
Dividends from net investment income:
  Class A .............................     (3,304,657)         (6,279,911)
  Class B(1) ..........................       (630,810)           (995,245)
  Class B .............................     (2,183,077)         (3,904,486)
  Class C .............................       (128,918)           (172,707)
  Class S .............................       (305,496)           (686,424)
                                          ------------        ------------
                                            (6,552,958)        (12,038,773)
                                          ------------        ------------
Distributions from capital gains:
  Class A .............................     (1,432,538)        (13,573,352)
  Class B(1) ..........................       (373,621)         (3,099,895)
  Class B .............................       (918,885)        (13,061,129)
  Class C .............................        (61,275)           (598,260)
  Class S .............................       (117,435)         (1,355,417)
                                          ------------        ------------
                                            (2,903,754)        (31,688,053)
                                          ------------        ------------
Net increase (decrease) from fund
  share transactions (Note 5) .........    (12,170,083)         12,786,964
                                          ------------        ------------
NET ASSETS
Beginning of period ...................    674,972,171         657,021,785
                                          ------------        ------------
End of period (including undistributed
  net investment income of $1,811,132
  and $2,335,773, respectively) .......   $531,242,680        $674,972,171
                                          ============        ============

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
September 30, 2002

NOTE 1

State Street Research Asset Allocation Fund is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research Asset Allocation Fund and State Street Research High Income Fund.

The investment objective of the fund is to seek a high total return while attempting to limit investment risk and preserve capital. To achieve its investment objective, the fund intends to allocate assets among selected investments in the following sectors: Fixed Income Securities, Equity Securities and Cash & Cash Equivalents. Total return may include current income as well as capital appreciation. The fund's investment manager believes that the timely re-allocation of assets can enhance performance and reduce portfolio volatility.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B shares do not pay any service or distribution fees and automatically convert into Class A shares at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment manager subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. All discounts/premiums are accreted/amortized for financial reporting purposes. Certain fixed income securities held by the fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares.

E. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gains and losses, wash sale deferrals and premium amortization on fixed income securities.

F. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At September 30, 2002, the value of the securities loaned and the value of collateral were $52,992,603 and $55,788,819 (consisting of $54,796,569 of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio and $992,250 of U.S. government obligations), respectively. During the six months ended September 30, 2002, income from securities lending amounted to $129,213 and is included in interest income.

I. FUTURES
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise in changes from the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the first $500 million of net assets annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2002, the fees pursuant to such agreement amounted to $2,267,615.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), a subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs. During the six months ended September 30, 2002, the amount of such expenses was $253,622.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended September 30, 2002, the fund's transfer agent fees were reduced by $30,733 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,150 during the six months ended September 30, 2002.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended September 30, 2002, the amount of such expenses was $39,489.

NOTE 3

For the six months ended September 30, 2002, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, aggregated $545,798,236, and $530,562,563 (including $182,704,844 and $198,797,464 of U.S. government obligations), respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1) and Class C shares. The fund does not pay any annual service or distribution fees for Class B shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2002, fees pursuant to such plans amounted to $455,093, $406,145 and $73,721 for Class A, Class B
(1) and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of September 30, 2002, there were $1,668,986 and $1,398,079 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $52,230 and $240,597, respectively, on sales of Class A shares of the fund during the six months ended September 30, 2002, and that MetLife Securities, Inc. earned commissions aggregating $424,194 and $1,905 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $167,697, $80,578 and $1,411 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share.

These transactions break down by share class as follows:

                                                                                  SIX MONTHS ENDED
                                                                                 SEPTEMBER 30, 2002              YEAR ENDED
                                                                                    (UNAUDITED)                MARCH 31, 2002
                                                                             --------------------------  --------------------------
CLASS A                                                                        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................................   7,259,154    $67,249,350    7,529,522    $75,674,726
Issued upon reinvestment of:
  Dividends from net investment income ....................................     365,460      3,182,660      610,245      6,040,678
  Distributions from capital gains ........................................     138,092      1,393,351    1,287,037     13,228,639
Shares redeemed ...........................................................  (6,215,410)   (56,007,762)  (4,971,829)   (49,757,106)
                                                                             ----------   ------------   ----------   ------------
Net increase ..............................................................   1,547,296    $15,817,599    4,454,975    $45,186,937
                                                                             ==========   ============   ==========   ============

CLASS B(1)                                                                     SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................................   2,361,367    $21,943,242    2,949,756    $29,536,085
Issued upon reinvestment of:
  Dividends from net investment income ....................................      70,334        607,330       98,538        964,578
  Distributions from capital gains ........................................      36,414        364,865      297,755      3,038,464
Shares redeemed ...........................................................  (1,202,882)   (10,822,870)    (935,269)    (9,255,991)
                                                                             ----------   ------------   ----------   ------------
Net increase ..............................................................   1,265,233    $12,092,567    2,410,780    $24,283,136
                                                                             ==========   ============   ==========   ============

CLASS B                                                                        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................................     477,195     $4,432,174      468,898     $4,701,047
Issued upon reinvestment of:
  Dividends from net investment income ....................................     241,231      2,103,029      382,797      3,782,880
  Distributions from capital gains ........................................      89,082        897,062    1,239,681     12,729,581
Shares redeemed ...........................................................  (5,793,302)   (53,561,134)  (7,801,391)   (78,060,680)
                                                                             ----------   ------------   ----------   ------------
Net decrease ..............................................................  (4,985,794)  ($46,128,869)  (5,710,015)  ($56,847,172)
                                                                             ==========   ============   ==========   ============

CLASS C                                                                        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................................     827,204    $ 7,541,764      359,450    $ 3,612,076
Issued upon reinvestment of:
  Dividends from net investment income ....................................      13,801        119,125       15,107        149,542
  Distributions from capital gains ........................................       5,719         57,645       51,461        529,275
Shares redeemed ...........................................................    (146,880)    (1,309,313)    (385,100)    (3,860,668)
                                                                             ----------   ------------   ----------   ------------
Net increase ..............................................................     699,844    $ 6,409,221       40,918    $   430,225
                                                                             ==========   ============   ==========   ============

CLASS S                                                                        SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................................     222,141    $ 2,089,047      654,897    $ 6,619,599
Issued upon reinvestment of:
  Dividends from net investment income ....................................      34,900        303,972       69,198        684,044
  Distributions from capital gains ........................................      11,603        117,077      131,615      1,353,852
Shares redeemed ...........................................................    (326,837)    (2,870,697)    (888,705)    (8,923,657)
                                                                             ----------   ------------   ----------   ------------
Net decrease ..............................................................     (58,193)  ($   360,601)     (32,995)  ($   266,162)
                                                                             ==========   ============   ==========   ============

STATE STREET RESEARCH ASSET ALLOCATION FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                          CLASS A
                                                         --------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                   YEARS ENDED MARCH 31
                                                          SEPTEMBER 30, 2002  -----------------------------------------------------
                                                            (UNAUDITED)(a)    2002(a)(f)  2001(a)    2000(a)    1999(a)   1998(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                       10.19          10.10       11.69      10.40       11.60        10.40
                                                               -----          -----       -----      -----       -----        -----
  Net investment income ($)*                                    0.10           0.20        0.28       0.24        0.25         0.22
  Net realized and unrealized gain (loss) on investments,
    foreign currency, forward contracts and future
    contracts ($)                                              (1.94)          0.60      (0.29)       1.48       (0.35)        2.61
                                                               -----          -----       -----      -----       -----        -----
TOTAL FROM INVESTMENT OPERATIONS ($)                           (1.84)          0.80       (0.01)      1.72       (0.10)        2.83
                                                               -----          -----       -----      -----       -----        -----
  Dividends from net investment income ($)                     (0.10)         (0.22)      (0.22)     (0.22)      (0.22)       (0.23)
  Distributions from capital gains ($)                         (0.04)         (0.49)      (1.36)     (0.21)      (0.88)       (1.40)
                                                               -----          -----       -----      -----       -----        -----
TOTAL DISTRIBUTIONS ($)                                        (0.14)         (0.71)      (1.58)     (0.43)      (1.10)       (1.63)
                                                               -----          -----       -----      -----       -----        -----
NET ASSET VALUE, END OF PERIOD ($)                              8.21          10.19       10.10      11.69       10.40        11.60
                                                               =====          =====       =====      =====       =====        =====
Total return(b) (%)                                           (18.15)(c)       8.15        0.29      16.88       (0.66)       29.62
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                    271,027        320,614     272,813    304,400     309,752      330,421
Expense ratio (%)*                                              1.46(d)        1.41        1.46       1.30        1.28         1.28
Expense ratio after expense reductions (%)*                     1.45(d)        1.40        1.44       1.29        1.27         1.28
Ratio of net investment income to average net assets (%)*       2.07(d)        1.95        2.61       2.23        2.32         1.96
Portfolio turnover rate (%)                                    90.77         185.79      180.98     122.57      136.37       133.30
* Reflects voluntary reduction of expenses of these
  amounts                                                        --             --          --         --          --          0.02

                                                                                   CLASS B(1)
                                                         ---------------------------------------------------------------
                                                         SIX MONTHS ENDED              YEARS ENDED MARCH 31
                                                        SEPTEMBER 30, 2002  --------------------------------------------
                                                          (UNAUDITED)(a)    2002(a)(f)    2001       2000      1999(a)(e)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                       10.13          10.05       11.63      10.36       10.35
                                                               -----          -----       -----      -----       -----
  Net investment income ($)*                                    0.06           0.12        0.19       0.17        0.04
  Net realized and unrealized gain (loss) on investments,
    foreign currency, forward contracts and future
    contracts ($)                                              (1.92)          0.60      (0.27)       1.45        0.01
                                                               -----          -----       -----      -----       -----
TOTAL FROM INVESTMENT OPERATIONS ($)                           (1.86)          0.72       (0.08)      1.62        0.05
                                                               -----          -----       -----      -----       -----
  Dividends from net investment income ($)                     (0.07)         (0.15)      (0.14)     (0.14)      (0.04)
  Distributions from capital gains ($)                         (0.04)         (0.49)      (1.36)     (0.21)        --
                                                               -----          -----       -----      -----       -----
TOTAL DISTRIBUTIONS ($)                                        (0.11)         (0.64)      (1.50)     (0.35)      (0.04)
                                                               -----          -----       -----      -----       -----
NET ASSET VALUE, END OF PERIOD ($)                              8.16          10.13       10.05      11.63       10.36
                                                               =====          =====       =====      =====       =====
Total return(b) (%)                                           (18.45)(c)       7.30       (0.35)     15.93        0.51(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                     75,946         81,440      56,543     36,045      10,289
Expense ratio (%)*                                              2.16(d)        2.11        2.19       2.05        2.08(d)
Expense ratio after expense reductions (%)*                     2.15(d)        2.10        2.17       2.04        2.08(d)
Ratio of net investment income to average net assets (%)*       1.38(d)        1.25        1.86       1.48        1.89(d)
Portfolio turnover rate (%)                                    90.77         185.79      180.98     122.57      136.37
------------------------------------------------------------------------------------------------------------------------

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class), to March 31, 1999.
(f) Effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing premium on all fixed income securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.13%. The financial highlights for periods prior to
    April 1, 2001, have not been restated for this change in policy.

STATE STREET RESEARCH ASSET ALLOCATION FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          CLASS B
                                                         --------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                   YEARS ENDED MARCH 31
                                                          SEPTEMBER 30, 2002  -----------------------------------------------------
                                                            (UNAUDITED)(a)    2002(a)(f)  2001(a)    2000(a)    1999(a)   1998(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                       10.17          10.07       11.65      10.36       11.55        10.37
                                                                ----           ----        ----       ----        ----   ----
  Net investment income ($)*                                    0.11           0.14        0.20       0.16        0.17         0.13
  Net realized and unrealized gain (loss) on investments,
    foreign currency, forward contracts and future
    contracts ($)                                              (1.90)          0.60       (0.29)      1.47       (0.34)        2.59
                                                                ----           ----        ----       ----        ----
TOTAL FROM INVESTMENT OPERATIONS ($)                           (1.83)          0.74       (0.09)      1.63       (0.17)        2.72
                                                                ----           ----        ----       ----        ----
  Dividends from net investment income ($)                     (0.11)         (0.15)      (0.13)     (0.13)      (0.14)       (0.14)
  Distributions from capital gains ($)                         (0.04)         (0.49)      (1.36)     (0.21)      (0.88)       (1.40)
                                                                ----           ----        ----       ----        ----
TOTAL DISTRIBUTIONS ($)                                        (0.15)         (0.64)      (1.49)     (0.34)      (1.02)       (1.54)
                                                                ----           ----        ----       ----        ----
NET ASSET VALUE, END OF PERIOD ($)                              8.19          10.17       10.07      11.65       10.36        11.55
                                                                ----           ----        ----       ----        ----
                                                                ----           ----        ----       ----        ----
Total return(b) (%)                                           (18.05)(c)       7.56       (0.41)     15.98       (1.31)       28.53
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                    146,741        232,871     288,061    338,838     363,517      368,975
Expense ratio (%)*                                              1.16(d)        1.94        2.19       2.05        2.03         2.03
Expense ratio after expense reductions (%)*                     1.15(d)        1.93        2.17       2.04        2.02         2.03
Ratio of net investment income to average net assets (%)*       2.36(d)        1.38        1.89       1.48        1.57         1.21
Portfolio turnover rate (%)                                    90.77         185.79      180.98     122.57      136.37       133.30
* Reflects voluntary reduction of expenses of these
  amounts                                                        --             --          --         --          --          0.02

                                                                                          CLASS C
                                                         --------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                   YEARS ENDED MARCH 31
                                                          SEPTEMBER 30, 2002  -----------------------------------------------------
                                                            (UNAUDITED)(a)    2002(a)(f)  2001(a)    2000(a)    1999(a)   1998(a)(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                       10.19          10.10       11.67      10.38       11.57        10.38
                                                                ----           ----        ----       ----        ----
  Net investment income ($)*                                    0.06           0.13        0.20       0.16        0.17         0.13
  Net realized and unrealized gain (loss) on investments,
    foreign currency, forward contracts and future
    contracts ($)                                              (1.93)          0.59       (0.28)      1.47       (0.34)        2.60
                                                                ----           ----        ----       ----        ----
TOTAL FROM INVESTMENT OPERATIONS ($)                           (1.87)          0.72       (0.08)      1.63       (0.17)        2.73
                                                                ----           ----        ----       ----        ----
  Dividends from net investment income ($)                     (0.07)         (0.14)      (0.13)     (0.13)      (0.14)       (0.14)
  Distributions from capital gains ($)                         (0.04)         (0.49)      (1.36)     (0.21)      (0.88)       (1.40)
                                                                ----           ----        ----       ----        ----
TOTAL DISTRIBUTIONS ($)                                        (0.11)         (0.63)      (1.49)     (0.34)      (1.02)       (1.54)
                                                                ----           ----        ----       ----        ----
NET ASSET VALUE, END OF PERIOD ($)                              8.21          10.19       10.10      11.67       10.38        11.57
                                                                ----           ----        ----       ----        ----
Total return(b) (%)                                           (18.41)(c)       7.31       (0.35)     15.93       (1.33)       28.59
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                     16,398         13,226      12,687     17,093      20,519       23,807
Expense ratio (%)*                                              2.16(d)        2.11        2.19       2.05        2.03         2.03
Expense ratio after expense reductions (%)*                     2.15(d)        2.10        2.17       2.04        2.02         2.03
Ratio of net investment income to average net assets (%)*       1.38(d)        1.26        1.89       1.47        1.56         1.21
Portfolio turnover rate (%)                                    90.77         185.79      180.98     122.57      136.37       133.30
* Reflects voluntary reduction of expenses of these
  amounts                                                        --             --          --         --          --          0.02
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class), to March 31, 1999.
(f) Effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing premium on all fixed income securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share by $.01, increase net realized and unrealized gain per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.13%. The financial highlights for periods prior to
    April 1, 2001, have not been restated for this change in policy.

STATE STREET RESEARCH ASSET ALLOCATION FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          CLASS S
                                                         --------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                   YEARS ENDED MARCH 31
                                                          SEPTEMBER 30, 2002  -----------------------------------------------------
                                                            (UNAUDITED)(a)    2002(a)(f)  2001(a)    2000(a)    1999(a)     1998(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                       10.19          10.10       11.69      10.40       11.60        10.40
                                                               -----          -----       -----      -----       -----        -----
  Net investment income ($)*                                    0.11           0.23        0.30       0.29        0.27         0.25
  Net realized and unrealized gain (loss) on investments,
    foreign currency, forward contracts and future
    contracts ($)                                              (1.94)          0.60      (0.29)       1.46       (0.34)        2.60
                                                               -----          -----       -----      -----       -----        -----
TOTAL FROM INVESTMENT OPERATIONS ($)                           (1.83)          0.83        0.01       1.75       (0.07)        2.85
                                                               -----          -----       -----      -----       -----        -----
  Dividends from net investment income ($)                     (0.11)         (0.25)      (0.24)     (0.25)      (0.25)       (0.25)
  Distributions from capital gains ($)                         (0.04)         (0.49)      (1.36)     (0.21)      (0.88)       (1.40)
                                                               -----          -----       -----      -----       -----        -----
TOTAL DISTRIBUTIONS ($)                                        (0.15)         (0.74)      (1.60)     (0.46)      (1.13)       (1.65)
                                                               -----          -----       -----      -----       -----        -----
NET ASSET VALUE, END OF PERIOD ($)                              8.21          10.19       10.10      11.69       10.40        11.60
                                                               =====          =====       =====      =====       =====        =====
Total return(b) (%)                                           (18.02)(c)       8.47        0.56      17.17       (0.41)       29.93
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                     21,131         26,821      26,917     23,316      15,149       26,648
Expense ratio (%)*                                              1.16(d)        1.11        1.19       1.05        1.03         1.03
Expense ratio after expense reductions (%)*                     1.15(d)        1.10        1.17       1.04        1.02         1.03
Ratio of net investment income to average net assets (%)*       2.39(d)        2.27        2.85       2.62        2.53         2.21
Portfolio turnover rate (%)                                    90.77         185.79      180.98     122.57      136.37       133.30
* Reflects voluntary reduction of expenses of these
  amounts                                                        --             --          --         --          --          0.02
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.
(e) January 1, 1999 (commencement of share class), to March 31, 1999.
(f) Effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing premium on all fixed income securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share by $.01, increase net realized and unrealized gain per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.13%. The financial highlights for periods prior to
    April 1, 2001, have not been restated for this change in policy.

STATE STREET RESEARCH INCOME TRUST

                                                                                               NUMBER OF
                                   TERMS OF                                                      FUNDS
                                    OFFICE                                                      IN FUND
                                     AND                                                        COMPLEX
                      POSITION(s)  LENGTH OF                                                  OVERSEEN BY
NAME, ADDRESS AND        HELD        TIME                                                       TRUSTEE/     OTHER DIRECTORSHIPS
AGE(a)                 WITH FUND   SERVED(b)      PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS     OFFICER(c) HELD BY TRUSTEE/OFFICER
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

BRUCE R. BOND           Trustee      Since    Retired; formerly Chairman of the Board, Chief         27    Ceridian Corporation
(56)                                 1999     Executive Officer and President, PictureTel
                                              Corporation (video conferencing systems)

------------------------------------------------------------------------------------------------------------------------------------
STEVE A. GARBAN         Trustee      Since    Retired; formerly Senior Vice President for Finance    47    Metropolitan Series Fund,
(65)                                 1997     and Operations and Treasurer, The Pennsylvania               Inc.(d)
                                              State University

------------------------------------------------------------------------------------------------------------------------------------
DEAN O. MORTON          Trustee      Since    Retired; formerly, Executive Vice President, Chief     47    The Clorox Company;
(70)                                 1994     Operating Officer and Director, Hewlett-Packard              KLA-Tencor Corporation;
                                              Company (computer manufacturer)                              BEA Systems, Inc.;
                                                                                                           Cepheid; Pharsight
                                                                                                           Corporation; and
                                                                                                           Metropolitan Series Fund,
                                                                                                           Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. PHILLIPS       Trustee      Since    Dean, School of Business and Public Management,        27    None
(57)                                 1999     George Washington University; formerly, a member of
                                              the Board of Governors of the Federal Reserve
                                              System; and Chairman and Commissioner of the
                                              Commodity Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT         Trustee      Since    President, Founders Investments Ltd. (investments);    47    AP Pharma, Inc.; and
(64)                                 1994     formerly, President, The Glen Ellen Company                  Metropolitan Series Fund,
                                              (private investment firm)                                    Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. SCOTT        Trustee      Since    Jay W. Forrester Professor of Management, Sloan        47    Metropolitan Series Fund,
MORTON                               1994     School of Management, Massachusetts Institute of             Inc.(d)
(65)                                          Technology
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee      Since    Attorney; formerly, Partner, Dechert (law firm)        27    SEI Investments Funds
(71)                                 2002                                                                  (consisting of 104
                                                                                                           portfolios); The
                                                                                                           Massachusetts Health &
                                                                                                           Education Tax-Exempt
                                                                                                           Trust
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

RICHARD S. DAVIS(+)     Trustee      Since    Chairman of the Board, President and Chief             27    None
(57)                                 2000     Executive Officer of State Street Research &
                                              Management Company; formerly, Senior Vice
                                              President, Fixed Income Investments, Metropolitan
                                              Life Insurance Company; and Managing Director, J.P.
                                              Morgan Investment Management

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

DONALD G. DEVEUVE        Vice        Since    Senior Vice President of State Street Research &       10    None
(45)                   President     2001     Management Company; formerly Vice President, State
                                              Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
ROSALINA FELICIANO       Vice        Since    Senior Vice President of State Street Research &       10    None
(38)                   President     2001     Management Company; formerly Vice President, State
                                              Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
C. KIM GOODWIN           Vice        Since    Managing Director and Chief Investment Officer-        25    None
(43)                   President     2002     Equities of State Street Research & Management
                                              Company; formerly Chief Investment Officer-U.S.
                                              Growth Equities, American Century; and Senior Vice
                                              President and portfolio manager, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
JOHN H. KALLIS           Vice        Since    Senior Vice President of State Street Research &       11    None
(61)                   President     1994     Management Company
------------------------------------------------------------------------------------------------------------------------------------
JOHN S. LOMBARDO         Vice        Since    Managing Director, Chief Financial Officer and         27    None
(47)                   President     2001     Director of State Street Research & Management
                                              Company; formerly Executive Vice President, State
                                              Street Research & Management Company; and Senior
                                              Vice President, Product and Financial Management,
                                              MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
DAN R. STRELOW           Vice        Since    Managing Director, State Street Research &             16    None
(43)                   President     2002     Management Company; formerly Executive Vice
                                              President and Senior Vice President, State Street
                                              Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
DOUGLAS A. ROMICH      Treasurer     Since    Senior Vice President and Treasurer of State Street    28    None
(45)                                 2001     Research & Management Company; formerly, Vice
                                              President and Assistant Treasurer, State Street
                                              Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
FRANCIS J.             Secretary     Since    Managing Director, General Counsel and Secretary of    28    None
MCNAMARA, III                        1995     State Street Research & Management Company;
(47)                                          formerly, Executive Vice President, State Street
                                              Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective
    Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is
    MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of
    Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                                               -----------------
STATE STREET RESEARCH ASSET ALLOCATION FUND                        PRSRT STD
One Financial Center                                              U.S. POSTAGE
Boston, MA 02111-2690                                                PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                               -----------------

QUESTIONS? COMMENTS?
E-MAIL us at:
        info@ssrfunds.com
VISIT us at:
        WWW.SSRFUNDS.COM
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
        Chinese- and Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Asset Allocation Fund prospectus.

When used after December 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.


CONTROL NUMBER:(exp1103)SSR-LD                                     AA-2659-1102